                       SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-1A

                                                                 File 33-41034

                                                                     ------
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                X
                                                                     ------
     Pre-Effective Amendment No.  ________                           ______

                                                                     ------
     Post-Effective Amendment No.    14                                 X
                                                                     ------

                                      AND
                                                                     ------
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940         X
                                                                     ------

     Amendment No.    14



               DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

             1818 Market Street, Philadelphia, Pennsylvania          19103
-------------------------------------------------------------------------------
               (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code:             (215) 255-2923

    George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                    (Name and Address of Agent for Service)

Approximate Date of Public Offering:                          November 29, 1996
                                                              -----------------

It is proposed that this filing will become effective:

     _________  immediately upon filing pursuant to paragraph (b)

          X     on  November 29, 1996 pursuant to paragraph (b)

     _________  60 days after filing pursuant to paragraph (a)(1)

     _________  on (date) pursuant to paragraph (a)(1)

     _________  75 days after filing pursuant to paragraph (a)(2)

     _________  on (date) pursuant to paragraph (a)(2) of Rule 485.

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f) of the Investment Company Act of 1940. Registrant's 24f-2
     Notice for its most recent fiscal year was filed on January 26, 1996.

                          ---   C O N T E N T S   ---



     This Post-Effective Amendment No. 14 to Registration File No. 33-41034 includes the following:


  1.     Facing Page

  2.     Contents Page

  3.     Cross-Reference Sheet

  4.     Part A - Prospectuses*

  5.     Part B - Statement of Additional Information*

  6.     Part C - Other Information

  7.     Signatures

* The Registrant's Prospectuses and Statement of Additional Information dated May 1, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses and Statement of Additional Information made pursuant to Rule 497(c) on May 1, 1996. The Supplement to the Class A Shares', Class B Shares' and Class C Shares' Prospectus dated November 1, 1996 filed with the Commission on that date pursuant to Rule 497(e) is not incorporated by reference into this filing by reference. That Supplement will be superseded by the Supplement included in this filing.

                             CROSS-REFERENCE SHEET*

                                    PART A**

                                                                                          Location in
Item No.                                                                           DescriptionProspectuses
--------                                                                           -----------------------
                                                                            A Classes/         Institutional

                                                                            B Classes/             Classes
                                                                            C Classes

1     Cover Page  . . . . . . . . . . . . . . . . . . . . . . . .             Cover                 Cover

2     Synopsis  . . . . . . . . . . . . . . . . . . . . . . . . .           Synopsis;             Synopsis;
                                                                                            Summary ofSummary of
                                                                                             ExpensesExpenses

3     Condensed Financial Information   . . . . . . . . . . . . .           Financial             Financial
                                                                           Highlights            Highlights

4     General Description of Registrant   . . . . . . . . . . . .           Investment           Investment
                                                                          Objectives and       Objectives and
                                                                            Strategies;           Strategies;
                                                                              Shares                Shares

5     Management of the Fund    . . . . . . . . . . . . . . . . .         Management of        Management of
                                                                           the Funds             the Funds

6     Capital Stock and Other Securities    . . . . . . . . . . .          The Delaware        Dividends and
                                                                            Difference;        Distributions;
                                                                          Dividends and            Taxes;
                                                                          Distributions;           Shares
                                                                             Taxes;                Shares

7     Purchase of Securities Being Offered  . . . . . . . . . . .             Cover;               Cover;
                                                                            How to Buy          How to Buy
                                                                              Shares;              Shares;
                                                                          Calculation of       Calculation of
                                                                          Offering Price          Net Asset
                                                                         and Net Asset            Value Per
                                                                        Value Per Share;          Management
                                                                        Share; Management      of the Funds
                                                                           of the Funds

8     Redemption or Repurchase  . . . . . . . . . . . . . . . . .           How to Buy           How to Buy
                                                                             Shares;               Shares;
                                                                         Redemption and         Redemption and
                                                                           Exchange                Exchange

9     Legal Proceedings   . . . . . . . . . . . . . . . . . . . .              None                 None



* This filing relates to the International Equity Fund A Class, the International Equity Fund B Class, the International Equity Fund C Class and the International Equity Fund Institutional Class of the International Equity Series; the Global Bond Fund A Class, the Global Bond Fund B Class, the Global Bond Fund C Class and the Global Bond Fund Institutional Class of the Global Bond Series; the Global Assets Fund A Class, the Global Assets Fund B Class, the Global Assets Fund C Class and the Global Assets Fund Institutional Class of the Global Assets Series; and the Emerging Markets Fund A Class, the Emerging Markets Fund B Class, the Emerging Markets Fund C Class and the Emerging Markets Fund Institutional Class of the Emerging Markets Series. The Class A Shares, the Class B Shares and the Class C Shares of each Series are combined in one prospectus, and the Institutional Class of each Series is combined in one prospectus. The four Series (and sixteen classes) have a common Part B and Part C.

** The Registrant's Prospectuses and Statement of Additional Information dated May 1, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses and Statement of Additional Information made pursuant to Rule 497(c) on May 1, 1996. The Supplement to the Class A Shares', Class B Shares' and Class C Shares' Prospectus dated November 1, 1996 filed with the Commission on that date pursuant to Rule 497(e) is not incorporated by reference into this filing by reference. That Supplement will be superseded by the Supplement included in this filing.

                             CROSS-REFERENCE SHEET

                                     PART B

                                                                                     Location in Statement
Item No.          Description                                                      of Additional Information
--------          -----------                                                      -------------------------
10    Cover Page  . . . . . . . . . . . . . . . . . . . . . . . .                            Cover

11    Table of Contents   . . . . . . . . . . . . . . . . . . . .                      Table of Contents

12    General Information and History   . . . . . . . . . . . . .                     General Information

13    Investment Objectives and Policies  . . . . . . . . . . . .                   Investment Policies and
                                                                                    Portfolio Techniques

14    Management of the Registrant  . . . . . . . . . . . . . . .                    Officers and Directors

15    Control Persons and Principal Holders of Securities                            Officers and Directors

16    Investment Advisory and Other Services  . . . . . . . . . .                  Plans Under Rule 12b-1 for
                                                                                    the Fund Classes (under
                                                                                 Purchasing Shares); Investment
                                                                                 Management Agreement and Sub-
                                                                                Advisory Agreement; Officers and
                                                                                Directors; General Information;
                                                                                      Financial Statements

17    Brokerage Allocation  . . . . . . . . . . . . . . . . . . .               Trading Practices and Brokerage

18    Capital Stock and Other Securities  . . . . . . . . . . . .                      Capitalization and
                                                                                      Noncumulative Voting
                                                                                  (under General Information)

19    Purchase, Redemption and Pricing of Securities
       Being Offered  . . . . . . . . . . . . . . . . . . . . . .                     Purchasing Shares;
                                                                                  Determining Offering Price
                                                                                     and Net Asset Value;
                                                                                   Redemption and Repurchase;
                                                                                       Exchange Privilege

20    Tax Status  . . . . . . . . . . . . . . . . . . . . . . . .                  Accounting and Tax Issues

21    Underwriters    . . . . . . . . . . . . . . . . . . . . . .                      Purchasing Shares

22    Calculation of Performance Data   . . . . . . . . . . . . .                   Performance Information

23    Financial Statements  . . . . . . . . . . . . . . . . . . .                     Financial Statements

                             CROSS-REFERENCE SHEET

                                     PART C

                                                                                        Location in
                                                                                          Part C
                                                                                          -------
24    Financial Statements and Exhibits   . . . . . . . . . . . . . . . .                  Item 24

25    Persons Controlled by or under Common
      Control with Registrant   . . . . . . . . . . . . . . . . . . . . .                  Item 25

26    Number of Holders of Securities   . . . . . . . . . . . . . . . . .                  Item 26

27    Indemnification   . . . . . . . . . . . . . . . . . . . . . . . . .                  Item 27

28    Business and Other Connections of Investment Adviser  . . . . . . .                  Item 28

29    Principal Underwriters  . . . . . . . . . . . . . . . . . . . . . .                  Item 29

30    Location of Accounts and Records  . . . . . . . . . . . . . . . . .                  Item 30

31    Management Services   . . . . . . . . . . . . . . . . . . . . . . .                  Item 31

32    Undertakings  . . . . . . . . . . . . . . . . . . . . . . . . . . .                  Item 32

      The Registrant's Prospectuses and Statement of Additional Information dated May 1, 1996 are incorporated into this filing by reference to the electronic filing of those Prospectuses and Statement of Additional Information made pursuant to Rule 497(c) on May 1, 1996. The Supplement to the Class A Shares', Class B Shares' and Class C Shares' Prospectus dated November 1, 1996 filed with the Commission on that date pursuant to Rule 497(e) is not incorporated by reference into this filing by reference. That Supplement will be superseded by the Supplement included in this filing.

                                NOVEMBER 29, 1996

                            INTERNATIONAL EQUITY FUND
                               GLOBAL ASSETS FUND
                                GLOBAL BOND FUND
                              EMERGING MARKETS FUND
                             A CLASS/B CLASS/C CLASS

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1996


         The following supplements the section of the Prospectus entitled Financial Highlights.

         The following unaudited condensed financial information for International Equity Series, Global Assets Series and Global Bond Series is derived from the unaudited financial statements of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc.") for the six-month period ended May 31, 1996. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to Global Funds, Inc.'s Semi-Annual Report for the six months ended May 31, 1996. A copy of the Semi-Annual Report may be obtained from Global Funds, Inc. upon request at no charge.

         Unaudited condensed financial information for the period June 10, 1996 (date of initial public offering) through October 31, 1996, is also provided below for the Emerging Markets Series. The data should be read in conjunction with the financial statements and related notes which are included in the Statement of Additional Information.


                                                                 INTERNATIONAL             INTERNATIONAL            INTERNATIONAL
                                                                  EQUITY FUND               EQUITY FUND               EQUITY FUND
                                                                   A CLASS                   B CLASS                   C CLASS
                                                                   -------                   -------                   -------
                                                                   UNAUDITED                UNAUDITED                 UNAUDITED
                                                                   12/1/95                   12/1/95                   12/1/95
                                                                   THROUGH                   THROUGH                   THROUGH
                                                                  5/31/96(1)                5/31/96(1)                5/31/96(1)
                                                                  ----------                ----------                ----------

Net Asset Value, Beginning of Period .....................       $    12.190               $    12.130              $    12.190

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................             0.439                     0.395                    0.450
Net Gains (Losses) on Securities
    (both realized and unrealized) .......................             0.976                     0.970                    0.915
                                                                 -----------               -----------              -----------
       Total From Investment Operations ..................             1.415                     1.365                    1.365
                                                                 -----------               -----------              -----------

LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................            (0.220)                   (0.160)                  (0.240)
Distributions from Capital Gains .........................            (0.145)                   (0.145)                  (0.145)
Returns of Capital .......................................              none                      none                     none
                                                                 -----------               -----------              -----------
       Total Distributions ...............................            (0.365)                   (0.305)                  (0.385)
                                                                 -----------               -----------              -----------

Net Asset Value, End of Period ...........................       $    13.240               $    13.190              $    13.170
                                                                 ===========               ===========              ===========



TOTAL RETURN .............................................       11.84%(2)(3)              11.44%(2)(3)             11.43%(2)(3)



RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................       $    75,796               $     6,372              $       556
Ratio of Expenses to Average Daily Net Assets ............              1.85%                     2.55%                    2.55%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation ..........................              1.99%                     2.69%                    2.69%
Ratio of Net Investment Income to Average
    Daily Net Assets .....................................              5.35%                     4.65%                    4.65%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation ..........................              5.21%                     4.51%                    4.51%
Portfolio Turnover Rate ..................................                13%                       13%                      13%









                                                                GLOBAL ASSETS          GLOBAL ASSETS             GLOBAL ASSETS
                                                                   A CLASS                B CLASS                  C CLASS
                                                                   -------                -------                  -------
                                                                  UNAUDITED               UNAUDITED               UNAUDITED
                                                                   12/1/95                 12/1/95                 12/1/95
                                                                   THROUGH                 THROUGH                  THROUGH
                                                                  5/31/96(1)              5/31/96(1)               5/31/96(1)
                                                                  ----------              ----------               ----------

Net Asset Value, Beginning of Period .....................       $   11.900               $   11.880               $   11.890

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................            0.261                    0.190                    0.268
Net Gains (Losses) on Securities
    (both realized and unrealized) .......................            0.594                    0.625                    0.565
                                                                 ----------               ----------               ----------
       Total From Investment Operations ..................            0.855                    0.815                    0.833
                                                                 ----------               ----------               ----------

LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................           (0.225)                  (0.175)                  (0.233)
Distributions from Capital Gains .........................           (0.270)                  (0.270)                  (0.270)
Returns of Capital .......................................             none                     none                     none
                                                                 ----------               ----------               ----------
       Total Distributions ...............................           (0.495)                  (0.445)                  (0.503)
                                                                 ----------               ----------               ----------

Net Asset Value, End of Period ...........................       $   12.260               $   12.250               $   12.220
                                                                 ==========               ==========               ==========



TOTAL RETURN .............................................       7.46%(2)(3)              7.02%(2)(3)              7.17%(2)(3)



RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................       $    7,429               $    2,698               $      510
Ratio of Expenses to Average Daily Net Assets ............             1.25%                    1.95%                    1.95%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation ..........................             3.30%                    4.00%                    4.00%
Ratio of Net Investment Income to Average
    Daily Net Assets .....................................             3.99%                    3.29%                    3.29%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation ..........................             1.94%                    1.24%                    1.24%
Portfolio Turnover Rate ..................................               45%                      45%                      45%


------------
(1)    Ratios have been annualized but total return has not been annualized.

(2) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

(3) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus. The expense limitations noted under Summary of Expenses have been extended through May 31, 1997.




                                                                 GLOBAL BOND                GLOBAL BOND               GLOBAL BOND
                                                                   A CLASS                    B CLASS                   C CLASS
                                                                   -------                    -------                   -------
                                                                  UNAUDITED                  UNAUDITED                 UNAUDITED
                                                                   12/1/95                    12/1/95                   12/1/95
                                                                   THROUGH                    THROUGH                   THROUGH
                                                                   5/31/96(1)                5/31/96(1)                5/31/96(1)
                                                                   ----------                ----------                ----------

Net Asset Value, Beginning of Period .....................       $    11.230               $    11.230               $    11.240

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................             0.425                     0.408                     0.502
Net Gains (Losses) on Securities
    (both realized and unrealized) .......................            (0.130)                   (0.148)                   (0.247)
                                                                 -----------               -----------               -----------
       Total From Investment Operations ..................             0.295                     0.260                     0.255
                                                                 -----------               -----------               -----------

LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................            (0.515)                   (0.470)                   (0.515)
Distributions from Capital Gains .........................            (0.360)                   (0.360)                   (0.360)
Returns of Capital .......................................              none                      none                      none
                                                                 -----------               -----------               -----------
       Total Distributions ...............................            (0.875)                   (0.830)                   (0.875)
                                                                 -----------               -----------               -----------

Net Asset Value, End of Period ...........................       $    10.650               $    10.660               $    10.620
                                                                 ===========               ===========               ===========



TOTAL RETURN .............................................        2.70%(3)(4)               2.28%(3)(4)               2.33%(3)(4)




RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................       $     1,759               $       316               $        65
Ratio of Expenses to Average Daily Net Assets ............              1.25%                     1.95%                     1.95%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation ..........................              7.20%                     7.90%                     7.90%
Ratio of Net Investment Income to Average
    Daily Net Assets .....................................              7.34%                     6.64%                     6.64%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation ..........................              1.39%                     0.69%                     0.69%
Portfolio Turnover Rate ..................................                55%                       55%                       55%



                                                                    EMERGING                  EMERGING                  EMERGING
                                                                     MARKETS                   MARKETS                   MARKETS
                                                                      FUND                      FUND                      FUND
                                                                     A CLASS                   B CLASS                   C CLASS
                                                                     -------                   -------                   -------
                                                                    UNAUDITED                 UNAUDITED                 UNAUDITED
                                                                     6/10/96(2)                6/10/96(2)                6/10/96(2)
                                                                     THROUGH                   THROUGH                   THROUGH
                                                                     10/31/96                  10/31/96                  10/31/96
                                                                     --------                  --------                  --------
Net Asset Value, Beginning of Period .....................       $   10.0000               $   10.0000               $   10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................            0.0187                   (0.0019)                  (0.0010)
Net Gains (Losses) on Securities
    (both realized and unrealized) .......................           (0.1187)                  (0.1281)                  (0.1290)
                                                                 -----------               -----------               -----------
       Total From Investment Operations ..................           (0.1000)                  (0.1300)                  (0.1300)
                                                                 -----------               -----------               -----------

LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................              none                      none                      none
Distributions from Capital Gains .........................              none                      none                      none
Returns of Capital .......................................              none                      none                      none
                                                                 -----------               -----------               -----------
       Total Distributions ...............................              none                      none                      none
                                                                 -----------               -----------               -----------

Net Asset Value, End of Period ...........................       $    9.9000               $    9.8700               $    9.8700
                                                                 ===========               ===========               ===========



TOTAL RETURN .............................................      (1.20%)(3)(4)             (1.40%)(3)(4)             (1.40%)(3)(4)




RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................       $     2,940               $       209               $       212
Ratio of Expenses to Average Daily Net Assets ............              2.00%                     2.70%                     2.70%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation ..........................              3.90%                     4.60%                     4.60%
Ratio of Net Investment Income to Average
    Daily Net Assets .....................................              0.76%                     0.03%                     0.03%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation ..........................             (1.14%)                   (1.86%)                   (1.86%)
Portfolio Turnover Rate ..................................                14%                       14%                       14%



-----------
(1)    Ratios have been annualized but total return has not been annualized.

(2) Date of initial public offering; ratios have been annualized but total return has not been annualized.

(3) Does not reflect maximum sales charge that is or was in effect, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares. Does not reflect contingent deferred sales charge which varies from 1%-4% depending upon the holding period for Class B Shares and 1% for Class C Shares for 12 months from the date of purchase.

(4) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus. The expense limitations noted under Summary of Expenses have been extended through May 31, 1997.

         The following amends the sections of the Prospectus entitled Buying Class A Shares at Net Asset Value under Classes of Shares, and Delaware Group Asset Planner under How to Buy Shares.

         Effective November 1, 1996, the "NAV/Delaware Group Asset Planner Accommodation Program," described under Buying Class A Shares at Net Asset Value in the Prospectus, will be discontinued. This program permitted certain investors who were already shareholders in any Delaware Group fund or those who were transferring assets into a Delaware Group individual retirement account ("IRA") from another IRA outside the Delaware Group or from a qualified plan distribution to invest in Delaware Group funds at net asset value when using the Asset Planner service. All share purchases through Delaware Group Asset Planner will now be subject to applicable sales charges. Delaware Group Asset Planner is an asset allocation service that gives investors, working with a financial professional, the ability to more easily design and maintain investments in a diversified selection of Delaware Group mutual funds. See The Delaware Difference and How to Buy Shares in Prospectus.

         Also effective November 1, 1996, the annual $35 Asset Planner fee will be waived until further notice. Investors who utilize the Asset Planner for an IRA will continue to pay the annual IRA fee of $15 per Social Security number.

                                NOVEMBER 29, 1996

                  INTERNATIONAL EQUITY FUND INSTITUTIONAL CLASS
                     GLOBAL ASSETS FUND INSTITUTIONAL CLASS
                      GLOBAL BOND FUND INSTITUTIONAL CLASS
                    EMERGING MARKETS FUND INSTITUTIONAL CLASS

                   SUPPLEMENT TO PROSPECTUS DATED MAY 1, 1996


         The following supplements the section of the Prospectus entitled Financial Highlights.

         The following unaudited condensed financial information for International Equity Series, Global Assets Series and Global Bond Series is derived from the unaudited financial statements of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc.") for the six-month period ended May 31, 1996. The data should be read in conjunction with the financial statements and related notes which are incorporated into the Statement of Additional Information by reference to Global Funds, Inc.'s Semi-Annual Report for the six months ended May 31, 1996. A copy of the Semi-Annual Report may be obtained from Global Funds, Inc. upon request at no charge.

         Unaudited condensed financial information for the period June 1, 1996 (date of initial public offering) through October 31, 1996, is also provided below for the Emerging Markets Series. The data should be read in conjunction with the financial statements and related notes which are included in the Statement of Additional Information.


                                                              INTERNATIONAL                                          EMERGING
                                                               EQUITY FUND     GLOBAL ASSETS      GLOBAL BOND      MARKETS FUND
                                                              INSTITUTIONAL    INSTITUTIONAL     INSTITUTIONAL     INSTITUTIONAL
                                                                  CLASS            CLASS             CLASS            CLASS
                                                                  -----            -----             -----            -----
                                                                UNAUDITED        UNAUDITED         UNAUDITED        UNAUDITED
                                                                 12/1/95          12/1/95           12/1/95         6/10/96(2)
                                                                 THROUGH          THROUGH           THROUGH          THROUGH
                                                                5/31/96(1)       5/31/96(1)       5/31/96(1)        10/31/96
                                                                ----------       ----------       ----------        --------


Net Asset Value, Beginning of Period .....................   $    12.240        $    11.930       $    11.270     $   10.0000

INCOME FROM INVESTMENT OPERATIONS
Net Investment Income ....................................         0.469              0.277             0.393          0.0387
Net Gains (Losses) on Securities
    (both realized and unrealized) .......................         0.976              0.603            (0.083)        (0.1287)
                                                             -----------        -----------       -----------     -----------
       Total From Investment Operations ..................         1.445              0.880             0.310         (0.0900)
                                                             -----------        -----------       -----------     -----------

LESS DISTRIBUTIONS
Dividends from Net Investment Income .....................        (0.260)            (0.260)           (0.550)           none
Distributions from Capital Gains .........................        (0.145)            (0.270)           (0.360)           none
Returns of Capital .......................................          none               none              none            none
                                                             -----------        -----------       -----------     -----------
       Total Distributions ...............................        (0.405)            (0.530)           (0.910)           none
                                                             -----------        -----------       -----------     -----------

Net Asset Value, End of Period ...........................   $    13.280        $    12.280       $    10.670     $    9.9100
                                                             ===========        ===========       ===========     ===========



TOTAL RETURN .............................................     12.06%(3)           7.59%(3)          2.84%(3)       (1.00%)(3)




RATIOS/SUPPLEMENTAL DATA

Net Assets, End of Period (000's omitted) ................   $    24,578        $     2,052       $       970     $     3,568
Ratio of Expenses to Average Daily Net Assets ............          1.55%              0.95%             0.95%           1.70%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation ..........................          1.69%              3.00%             6.90%           3.60%
Ratio of Net Investment Income to Average
    Daily Net Assets .....................................          5.65%              4.29%             7.64%           1.10%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation ..........................          5.51%              2.24%             1.69%          (0.80%)
Portfolio Turnover Rate ..................................            13%                45%               55%             14%


------------
(1)    Ratios have been annualized but total return has not been annualized.

(2) Date of initial public offering; ratios have been annualized but total return has not been annualized.

(3) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus. The expense limitations noted under Summary of Expenses have been extended through May 31, 1997.

                                NOVEMBER 29, 1996
                DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.
       SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION DATED MAY 1, 1996


         The following provides updated information in the section of the Statement of Additional Information entitled Performance Information.

         The performance of the Class A Shares, Class B Shares and Institutional Class shares of the International Equity Series, Global Bond Series and Global Assets Series, as shown below, is the average annual total return quotations through May 31, 1996.


                         AVERAGE ANNUAL TOTAL RETURN(1)


                                           INTERNATIONAL       INTERNATIONAL      INTERNATIONAL
                                              EQUITY              EQUITY          EQUITY FUND
                                           FUND A CLASS        FUND A CLASS       INSTITUTIONAL
                                           (AT OFFER)(2)         (AT NAV)           CLASS(3)

        1 year ended 5/31/96                  9.96%               15.43%             15.74%

        3 years ended 5/31/96                10.20%               12.00%             12.32%

        Period 10/31/91(4)
        through 5/31/96                       9.13%               10.29%             10.54%



                                           INTERNATIONAL       INTERNATIONAL
                                              EQUITY              EQUITY
                                           FUND B CLASS        FUND B CLASS
                                            (INCLUDING          (EXCLUDING
                                             DEFERRED            DEFERRED
                                           SALES CHARGE)       SALES CHARGE)

        1 year ended 5/31/96                 10.65%               14.65%

        Period 9/6/94(4)
        through 5/31/96                       4.03%                6.25%

(1) Beginning December 1, 1995, the Manager had elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Fund to the extent necessary to ensure that the Total Operating Expenses of the Class A Shares, Class B Shares and Institutional Class shares of this Fund do not exceed 1.85%, 2.55% and 1.55%, respectively (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of applicable 12b-1 expenses), through May 31, 1997. From June 1, 1994 through November 30, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses of the Class A Shares and the Institutional Class shares did not exceed 1.50% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) through November 30, 1994. Through November 30, 1994, this waiver was also applicable to the Class B Shares. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to ensure that expenses did not exceed 0.95% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses). In the absence of such waivers, performance would have been affected negatively.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.

(3) Date of initial public offering was November 9, 1992. Pursuant to applicable regulation, total return shown for the International Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of the International Equity Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

(4)     Date of initial public offering.

                         AVERAGE ANNUAL TOTAL RETURN(1)


                                           GLOBAL ASSETS       GLOBAL ASSETS        GLOBAL ASSETS FUND
                                           FUND A CLASS        FUND A CLASS            INSTITUTIONAL
                                           (AT OFFER)(2)         (AT NAV)                  CLASS

        1 year ended 5/31/96                 11.21%               16.73%                   17.14%

        Period 12/27/94(3)
        through 5/31/96                      16.48%               20.53%                   20.91%


                                          GLOBAL ASSETS        GLOBAL ASSETS
                                           FUND B CLASS        FUND B CLASS
                                            (INCLUDING          (EXCLUDING
                                             DEFERRED            DEFERRED
                                           SALES CHARGE)       SALES CHARGE)

        1 year ended 5/31/96                 11.85%               15.85%

        Period 12/27/94(3)
        through 5/31/96                      17.05%               19.66%

(1) The Manager had elected to voluntarily waive that portion, if any, of the annual management fees payable by the Global Assets Fund to ensure that the Total Operating Expenses of the Class A Shares, Class B Shares and Institutional Class shares of this Fund, respectively, do not exceed 1.25%, 1.95% and 0.95%, respectively, (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of applicable 12b-1 expenses) through May 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.

(3)     Date of initial public offering.



                         AVERAGE ANNUAL TOTAL RETURN(1)


                                            GLOBAL BOND         GLOBAL BOND          GLOBAL BOND FUND
                                           FUND A CLASS        FUND A CLASS            INSTITUTIONAL
                                            (AT OFFER)           (AT NAV)                  CLASS

        1 year ended 5/31/96                  7.10%               12.46%                   12.89%

        Period 12/27/94(2)
        through 5/31/96                      11.09%               14.95%                   15.34%


                                           GLOBAL BOND          GLOBAL BOND
                                           FUND B CLASS        FUND B CLASS
                                            (INCLUDING          (EXCLUDING
                                             DEFERRED            DEFERRED
                                           SALES CHARGE)       SALES CHARGE)

        1 year ended 5/31/96                  7.72%               11.72%

        Period 12/27/94(2)
        through 5/31/96                      11.58%               14.24%

(1) The Manager had elected to voluntarily waive that portion, if any, of the annual management fees payable by the Global Bond Fund to ensure that the Total Operating Expenses of the Class A Shares, Class B Shares and Institutional Class shares of this Fund, respectively, do not exceed 1.25%, 1.95% and 0.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of applicable 12b-1 expenses) through May 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2)     Date of initial public offering.


        The 30-day yields of the Global Bond Fund A Class, the Global Bond Fund B Class, the Global Bond Fund C Class and Global Bond Fund Institutional Class as of May 31, 1996 were 5.66%, 5.25%, 5.25% and 6.25%, respectively, reflecting the waiver of fees by the Manager.

        The performance of the Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of the International Equity Series, Global Bond Series, Global Assets Series and Emerging Markets Series, as shown below, is the cumulative total return quotations through May 31, 1996.

                           CUMULATIVE TOTAL RETURN(1)

                                                                                               INTERNATIONAL     INTERNATIONAL
                                                                                                  EQUITY            EQUITY
                                 INTERNATIONAL      INTERNATIONAL                              FUND B CLASS      FUND B CLASS
                                    EQUITY          EQUITY FUND                                 (INCLUDING        (EXCLUDING
                                 FUND A CLASS       INSTITUTIONAL                                DEFERRED          DEFERRED
                                 (AT OFFER)(2)        CLASS(3)                                 SALES CHARGE)     SALES CHARGE)

        3 months ended 5/31/96      (0.97%)             4.07%         3 months ended 5/31/96      (0.15%)            3.86%

        6 months ended 5/31/96       6.51%(4)          12.06%         6 months ended 5/31/96       7.44%            11.44%

        9 months ended 5/31/96       6.94%             12.61%         9 months ended 5/31/96       7.81%            11.81%

        1 year ended 5/31/96         9.96%             15.74%         1 year ended 5/31/96        10.65%            14.65%

        3 years ended 5/31/96       33.82%             41.69%         Period 9/6/94(5)
                                                                      through 5/31/96              4.03%             6.25%
        Period 10/31/91(5)
        through 5/31/96             49.25%             58.35%


                                 INTERNATIONAL      INTERNATIONAL
                                    EQUITY             EQUITY
                                 FUND C CLASS       FUND C CLASS
                                  (INCLUDING         (EXCLUDING
                                   DEFERRED           DEFERRED
                                 SALES CHARGE)      SALES CHARGE)

        3 months ended 5/31/96       2.78%              3.78%

        Period 11/29/95(6)
        through 5/31/96             15.80%             16.80%

(1) Beginning December 1, 1995, the Manager had elected voluntarily to waive that portion, if any, of the annual management fees payable by the International Equity Fund to the extent necessary to ensure that the Total Operating Expenses of the Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of this Fund do not exceed 1.85%, 2.55%, 2.55% and 1.55%, respectively (exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of applicable 12b-1 expenses) through May 31, 1997. From June 1, 1994 through November 30, 1994, a waiver and reimbursement commitment was in place to ensure that Total Operating Expenses of the Class A Shares and the Institutional Class shares did not exceed 1.50% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses) through November 30, 1994. Through November 30, 1994, this waiver was also applicable to the Class B Shares. Prior to June 1, 1994, a waiver and reimbursement commitment was in place to ensure that expenses did not exceed 0.95% (exclusive of taxes, interest, brokerage commissions, extraordinary expenses and 12b-1 expenses). In the absence of such waiver, performance would have been affected negatively.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.

(3) Date of initial public offering was November 9, 1992. Pursuant to applicable regulation, total return shown for the International Equity Fund Institutional Class for the periods prior to the commencement of operations of such Class is calculated by taking the performance of the International Equity Fund A Class and adjusting it to reflect the elimination of all front-end sales charges. However, for those periods, no adjustment has been made to eliminate the impact of 12b-1 payments, and performance would have been affected had such an adjustment been made.

(4) For the six months ended May 31, 1996, the cumulative total return for Class A Shares at NAV was 11.84%.

(5)     Date of initial public offering.

(6) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

                           CUMULATIVE TOTAL RETURN(1)

                                                                                          GLOBAL ASSETS         GLOBAL ASSETS
                                                                                          FUND B CLASS          FUND B CLASS
                                           GLOBAL ASSETS        GLOBAL ASSETS FUND         (INCLUDING            (EXCLUDING
                                           FUND A CLASS            INSTITUTIONAL            DEFERRED              DEFERRED
                                            (AT OFFER)(2)              CLASS              SALES CHARGE)         SALES CHARGE)

        3 months ended 5/31/96               (2.59%)                    2.33%                 (2.00%)               2.00%

        6 months ended 5/31/96                2.38%(3)                  7.59%                  3.02%                7.02%

        9 months ended 5/31/96                5.97%                    11.50%                  6.64%               10.64%

        1 year ended 5/31/96                 11.21%                    17.14%                 11.85%               15.85%

        Period 12/27/94(4)
        through 5/31/96                      24.33%                    31.13%                 25.20%               29.20%


                                           GLOBAL ASSETS           GLOBAL ASSETS
                                           FUND C CLASS            FUND C CLASS
                                            (INCLUDING              (EXCLUDING
                                             DEFERRED                DEFERRED
                                           SALES CHARGE)           SALES CHARGE)

        3 months ended 5/31/96                1.09%                     2.09%

        Period 11/29/95(5)
        through 5/31/96                       5.72%                     6.72%

(1) The Manager had elected to voluntarily waive that portion, if any, of the annual management fees payable by the Global Assets Fund to ensure that the Total Operating Expenses of the Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of this Fund, respectively, do not exceed 1.25%, 1.95%, 1.95% and 0.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of applicable 12b-1 expenses) through May 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Prior to November 29, 1995, the maximum front-end sales charge was 5.75%. Effective November 29, 1995, the maximum front-end sales charge was reduced to 4.75%. The above performance numbers are calculated using 4.75% as the applicable sales charge, and are more favorable than they would have been had they been calculated using the former front-end sales charge.

(3) For the six months ended May 31, 1996, the cumulative total return for Class A Shares at NAV was 6.03%.

(4)     Date of initial public offering.

(5) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

                           CUMULATIVE TOTAL RETURN(1)

                                                                                           GLOBAL BOND           GLOBAL BOND
                                                                                          FUND B CLASS          FUND B CLASS
                                            GLOBAL BOND          GLOBAL BOND FUND          (INCLUDING            (EXCLUDING
                                           FUND A CLASS            INSTITUTIONAL            DEFERRED              DEFERRED
                                            (AT OFFER)                 CLASS              SALES CHARGE)         SALES CHARGE)

        3 months ended 5/31/96               (4.15%)                    0.75%                 (3.47%)               0.49%

        6 months ended 5/31/96               (2.18%)(2)                 2.84%                 (1.51%)               2.28%

        9 months ended 5/31/96                3.64%                     9.16%                  4.35%                8.31%

        1 year ended 5/31/96                  7.10%                    12.89%                  7.72%               11.72%

        Period 12/27/94(3)
        through 5/31/96                      16.19%                    22.59%                 16.93%               20.93%


                                            GLOBAL BOND             GLOBAL BOND
                                           FUND C CLASS            FUND C CLASS
                                            (INCLUDING              (EXCLUDING
                                             DEFERRED                DEFERRED
                                           SALES CHARGE)           SALES CHARGE)

        3 months ended 5/31/96           (0.50%)                        0.49%

        Period 11/29/95(4)
        through 5/31/96                   1.07%                         2.01%

(1) The Manager had elected to voluntarily waive that portion, if any, of the annual management fees payable by the Global Bond Fund to ensure that the Total Operating Expenses of the Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of this Fund, respectively, do not exceed 1.25%, 1.95%, 1.95% and 0.95% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of applicable 12b-1 expenses) through May 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) For the six months ended May 31, 1996, the cumulative total return for Class A Shares at NAV was 9.43%.

(3)     Date of initial public offering.

(4) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

                           CUMULATIVE TOTAL RETURN(1)

                                                                                            EMERGING              EMERGING
                                                                                             MARKETS            MARKETS FUND
                                             EMERGING                EMERGING             FUND B CLASS          FUND B CLASS
                                              MARKETS              MARKETS FUND            (INCLUDING            (EXCLUDING
                                           FUND A CLASS            INSTITUTIONAL            DEFERRED              DEFERRED
                                            (AT OFFER)                 CLASS              SALES CHARGE)         SALES CHARGE)

        3 months ended 10/31/96              (2.18%)                    2.80%                 (1.40%)               2.60%

        Period 6/10/96(2)
        through 10/31/96                     (5.91%)                   (1.00%)                (5.34%)              (1.40%)



                                             EMERGING                EMERGING
                                              MARKETS                 MARKETS
                                           FUND C CLASS            FUND C CLASS
                                            (INCLUDING              (EXCLUDING
                                             DEFERRED                DEFERRED
                                           SALES CHARGE)           SALES CHARGE)

        3 months ended 10/31/96               1.60%                     2.60%

        Period 6/10/96(2)
        through 10/31/96                    (2.39%)                   (1.40%)

(1) The Manager had elected to voluntarily waive that portion, if any, of the annual management fees payable by the Emerging Markets Fund to ensure that the Total Operating Expenses of the Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of this Fund, respectively, do not exceed 2.00%, 2.70%, 2.70% and 1.70% (in each case, exclusive of taxes, interest, brokerage commissions and extraordinary expenses, but inclusive of applicable 12b-1 expenses) through May 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.


         The following provides updated information in the section of the Statement of Additional Information entitled Officers and Directors.

         As of October 31, 1996, the officers and directors of Delaware Group Global & International Funds, Inc. ("Global Funds, Inc.") owned less than 1% of the outstanding shares of the International Equity Fund A Class, the International Equity Fund B Class and the International Equity Fund C Class, respectively, and approximately 2.55% of the outstanding shares of the International Equity Fund Institutional Class; approximately 2.50% of the outstanding shares of the Global Assets Fund A Class, less than 1% of the Global Assets Fund B Class and the Global Assets Fund C Class, respectively, and approximately 11.32% of the outstanding shares of the Global Assets Fund Institutional Class; less than 1% of the outstanding shares of the Global Bond Fund A Class, the Global Bond Fund B Class and the Global Bond Fund C Class, respectively, and approximately 2.44% of the outstanding shares of the Global Bond Fund Institutional Class; and less than 1% of the outstanding shares of the Emerging Markets Fund A Class, the Emerging Markets Fund B Class, the Emerging Markets Fund C Class and the Emerging Markets Fund Institutional Class, respectively.

        The following replaces the section of the Statement of Additional Information entitled Financial Statements.


Class                            Name and Address of Account                                       Share Amount     Percentage
-----                            ---------------------------                                       ------------     ----------
International                    MLPF&S For the Sole Benefit of its Customers
Equity B Class                   Attention:  Fund Administration
                                 4800 Deer Lake Drive East - 3rd Floor
                                 Jacksonville, FL  32246                                               70,324          10.17%

International                    MLPF&S For the Sole Benefit of its Customers
Equity C Class                   Attention:  Fund Administration
                                 4800 Deer Lake Drive East - 3rd Floor
                                 Jacksonville, FL  32246                                               10,179          10.68%



Class                            Name and Address of Account                                       Share Amount     Percentage
-----                            ---------------------------                                       ------------     ----------
International                    RS DMTC 401(k) Plan
Equity C Class                   Hedman Gibson & Costigan 401(k)
                                 Attention:  Retirements Plans
                                 1818 Market Street - 16th Floor
                                 Philadelphia, PA  19103                                                7,742           8.12%

                                 RS DMTC 401(k) Plan
                                 Sino-Swearingen Aircraft 401(k) Plan
                                 Attention:  Retirements Plans
                                 1818 Market Street - 16th Floor
                                 Philadelphia, PA  19103                                                5,317           5.58%

International Equity             Northern Telecom, Inc.
Institutional Class              Long Term Investment Plan
                                 c/o BTNY Service
                                 Attention:  John Sawicki
                                 34 Exchange Place MS 3064
                                 Jersey City, NJ  07302                                               893,146          38.98%

                                 RS 401(k) Plan
                                 Price Waterhouse LLP Savings Plan
                                 1410 North Westshore Blvd.
                                 P.O. Box 30004
                                 Tampa, FL 33630                                                      650,916          28.41%

                                 RS DMC Employee Profit Sharing Plan
                                 Delaware Management Company
                                 Employee Profit Sharing Trust
                                 c/o Rick Seidel
                                 1818 Market Street
                                 Philadelphia, PA  19103                                              297,487          12.98%

                                 Charles Schwab & Co. Inc.
                                 Attention:  Mutual Fund Dept.
                                 101 Montgomery Street
                                 San Francisco, CA  94104                                             122,334           5.34%



Class                            Name and Address of Account                                       Share Amount     Percentage
-----                            ---------------------------                                       ------------     ----------
Global Assets B Class            MLPF&S For the Sole Benefit of its Customers
                                 Attention:  Fund Administration
                                 4800 Deer Lake Drive East - 3rd Floor
                                 Jacksonville, FL  32246                                               82,666          22.95%

Global Assets C Class            MLPF&S For the Sole Benefit of its Customers
                                 Attention:  Fund Administration
                                 4800 Deer Lake Drive East - 3rd Floor
                                 Jacksonville, FL  32246                                               55,379          63.35%

Global Assets                    Delaware Management Co.
Institutional Class              c/o Joseph H. Hastings
                                 1818 Market Street - 17th Floor
                                 Philadelphia  19103                                                   86,525          52.43%

                                 RS DMC Employee Profit Sharing Plan
                                 Delaware Management Company
                                 Employee Profit Sharing Trust
                                 c/o Rick Seidel
                                 1818 Market Street
                                 Philadelphia, PA  19103                                               73,239          44.38%

                                 RS DMC Employee Profit Sharing Plan
                                 Delaware Management Company
                                 Employee Profit Sharing Trust
                                 for the benefit of Edward N. Antoian
                                 1818 Market Street
                                 Philadelphia, PA 19103                                                10,816           6.54%

Global Bond B Class              Howard J. Sandler
                                 Trst. NJ Urological PA  P/S Trust
                                 25-15 Fair Lawn Avenue
                                 Fair Lawn, NJ  07410                                                   3,537           5.85%

                                 Smith Barney, Inc.
                                 00119616195
                                 388 Greenwich Street
                                 New York, NY  10013                                                    9,343          15.46%

                                 Bruce A. Baker and Claire B. Baker
                                 3 Nolen Lane
                                 Darien, CT  06820                                                      8,157          13.50%

                                 MLPF&S For the Sole Benefit of its Customers
                                 Attention:  Fund Administration
                                 4800 Deer Lake Drive East - 3rd Floor
                                 Jacksonville, FL  32246                                                5,830           9.65%

                                 Paul Voll
                                 Box 307
                                 Orbisonia, PA  17243                                                   4,596           7.61%

Global Bond C Class              Prudential Securities Inc.
                                 FBO Ms. Mary A. Otte Lammers
                                 IRA DTD 12-20-95
                                 10677 43rd Street
                                 Clear Lake, MN  55319                                                  2,113          20.60%



Class                            Name and Address of Account                                       Share Amount     Percentage
-----                            ---------------------------                                       ------------     ----------
Global Bond C Class              Robert M. Weiss, M.D.
                                 Profit Sharing Plan DTD
                                 Robert M. Weiss, Trustee
                                 FBO Sarina Weiss
                                 6017 Benchmark Trail I
                                 Floyds Knob, IN  47119                                                 1,209          11.78%

                                 Dain Bosworth, Inc.
                                 FBO SMACNA Northern IL, Inc.
                                 Attention:  Sheena Baker
                                 4010 E. State Street - Room 204
                                 Rockford, IL  61108                                                    1,148          11.19%

                                 Paine Webber FBO Paul K. Lewis, Jr.
                                 Living Trust DTD July 26, 1995
                                 Paul K. Lewis, Jr., Trustee
                                 750 Weaver Dairy Road 3107
                                 Chapel Hill, NC  27514                                                   964           9.40%

                                 Gilbert C. Weber and Jean C. Weber, JT WROS
                                 23 Fairview Avenue
                                 Ellington, CT  06029                                                     905           8.83%

                                 MLPF&S For the Sole Benefit of its Customers
                                 Attention:  Fund Administration
                                 4800 Deer Lake Drive East - 3rd Floor
                                 Jacksonville, FL  32246                                                  816           7.96%

                                 Leslie C. Smedley and Sarah L. Smedley JT WROS
                                 668 Stowe Hill Road
                                 Shoemakersville, PA  19555                                               707           6.89%

Global Bond
Institutional Class              Delaware Management Co.
                                 c/o Joseph H. Hastings
                                 1818 Market Street - 17th Floor
                                 Philadelphia  19103                                                   47,221           8.33%

                                 Lincoln National Life Insurance Co.
                                 Attention:  Karen Gerke 4CO1
                                 1300 S. Clinton Street
                                 Fort Wayne, IN  46802                                                 44,674           7.88%

                                 RS DMC Employee Profit Sharing Plan
                                 Delaware Management Company
                                 Employee Profit Sharing Trust
                                 c/o Rick Seidel
                                 1818 Market Street
                                 Philadelphia, PA  19103                                               32,793           5.78%



Class                            Name and Address of Account                                       Share Amount     Percentage
-----                            ---------------------------                                       ------------     ----------
Global Bond
Institutional Class              NFSC FEBO 179-237329
                                 Richard A. Dreissigacker Fam Tr
                                 R.A. Dreissigacker
                                 R.A. Geer TT - UA 06-17-92
                                 3200 McKnight East Drive - Ste. 3210
                                 Pittsburgh, PA  15237                                                 31,636           5.58%

                                 NFSC FEBO #179-236497
                                 Greenville Medical Center Inc.
                                 Donald Beck/David McFadden
                                 90 Shenango Street
                                 Greenville, PA  16125                                                 28,710           5.06%

Emerging Markets                 Robert W. Perrone and
A Class                               A.J. Perrone and F.D. Weeden
                                 Trst. Bockman Printing & Services, Inc.
                                 Employee P/S/P DTD 6-2-69
                                 950 S. 25th Avenue
                                 Bellwood, IL  60104                                                   18,878           7.67%

                                 DMTC-Custodian for the IRA of
                                      Harvey L. Zeve
                                 c/o H.L. Zeve Associates, Inc.
                                 2400 CNG Tower
                                 Pittsburgh, PA  15222                                                 14,937           6.07%

Emerging Markets                 Dain Bosworth, Inc. - Custodian
B Class                          Wilburn J. Hollis
                                 Individual Retirement Account
                                 3920 Deer Valley Drive - Unit A
                                 Marion, IA  52302                                                      1,561           6.93%

                                 Paine Webber FBO Valda M. Kempthorne Trust
                                 Oscar Kempthorne, Trustee
                                 5102 River Crescent Drive - Apt. 5102
                                 Annapolis, MD  21401                                                   1,470           6.53%

                                 Patricia E. Delorenzo
                                 13 Marvin Court
                                 Lawrenceville, NJ  08648                                               2,460          10.93%

Emerging Markets                 Dain Bosworth, Inc. - Custodian
C Class                          Gary Foderberg
                                 AC 3154-6542
                                 LIFT INC SEP IRA 2
                                 11000 W. 177th Terrace
                                 Olathe, KS  66062                                                      4,000          19.96%



Class                            Name and Address of Account                                       Share Amount     Percentage
-----                            ---------------------------                                       ------------     ----------
Emerging Markets                 Dain Bosworth, Inc. - Custodian
C Class                          Stanley I. Brooks
                                 AC 1826-7995
                                 IRA Spousal
                                 779 Marlin Drive
                                 Fripp Island, SC  29920                                                3,009          15.02%

                                 Leonard J. Ellis Trustee for
                                      Leonard J. Ellis Trust DTD 12-21-90
                                 3604 Meadowlark Drive
                                 Valparaiso, IN  46383-2275                                             2,505          12.50%

                                 Dain Bosworth, Inc. - Custodian
                                 Fred D. Shaw, Jr.
                                 Stock Account
                                 26705 W. 103rd
                                 Olathe, KS  66061                                                      2,000           9.98%

                                 Dain Bosworth, Inc. - Custodian
                                 FBO Walter E. Mitchell, Trustee
                                 Walter E. Mitchell REV TR
                                 UA DTD 12-14-84
                                 P.O. Box 493
                                 Seneca, MD  64865                                                      1,500           7.49%

                                 Dain Bosworth, Inc.
                                 FBO Norda Roszel Lyles, Trustee
                                 Norda Roszel Lyles Declaration of Trust
                                 UA DTD 4-19-94
                                 26795 W 103rd
                                 Olathe, KS 66061                                                       1,500           7.49%

                                 Dain Bosworth, Inc. - Custodian
                                 Norda Roszel Lyles
                                 AC 5248-6665
                                 Individual Retirement Account
                                 26795 W. 103rd
                                 Olathe, KS  66061                                                      1,150           5.74%

Emerging Markets                 Chicago Trust Company
Institutional Class              FOB Lincoln National Corp.
                                 Employees Retirement Trust
                                 1000 N. Water Street TR14
                                 Milwaukee, WI  53202                                                 300,000          80.65%

                                 RS DMC Employee Profit Sharing Plan
                                 Delaware Management Company
                                 Employee Profit Sharing Trust
                                 c/o Rick Seidel
                                 1818 Market Street
                                 Philadelphia, PA  19103                                               66,727          17.94%

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Global Funds, Inc. and, in its capacity as such, audits the financial statements contained in Global Funds, Inc.'s Annual Report. The International Equity Fund's, Global Assets Fund's and Global Bond Fund's of Global Funds, Inc. Statement of Net Assets, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements for the fiscal year ended November 30, 1995, as well as the reports of Ernst & Young LLP, independent auditors, are included in Global Funds, Inc.'s Annual Report to shareholders. The financial statements, the notes relating thereto and the reports of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial statements and the notes relating thereto for the International Equity Fund, Global Assets Fund and Global Bond Fund for the period ended May 31, 1996 are incorporated by reference from the SemiAnnual Report into Part B. Unaudited financial information for the period June 10, 1996 (date of initial public offering) through October 31, 1996 for the Emerging Markets Fund follows.

       DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
       EMERGING MARKETS SERIES
       STATEMENT OF NET ASSETS
       OCTOBER 31, 1996
       (UNAUDITED)

                                                                                    MARKET
                                                                NUMBER              VALUE
                                                               OF SHARES           (U.S. $)
      COMMON STOCK - 86.65%
      ARGENTINA - 4.70%
      Central Puerto S.A. - Class B ................             31,000            $ 89,914
      Telecom Argentina Stet - Class B .............             26,080              96,511
      Transportadora de Gas del sur, S.A. - Class B              19,600              45,675
      YPF Sociedad Anonima - ADR ...................              4,100              93,275
                                                                                   --------
                                                                                    325,375
                                                                                   --------

      BRAZIL - 8.14%
      Aracruz Celulose S.A. - ADR ..................             13,300             106,400
*     Centrais Electricas de Santa Catarina SA - GDR              1,000              84,500
      Cia. de Telecomunicaciones de Chile S.A. - ADR                480              47,340
      Companhia Energetica de Minas Gerais - ADR ...              2,550              81,626
*     Elevadores Atlas S.A .........................              6,000              65,401
*     Telecommunicacoes Brasileiras S/A - ADR ......              1,200              89,400
      Usinas Siderurgicas de Minas Gerais S/A - ADR               8,700              89,697
                                                                                   --------
                                                                                    564,364
                                                                                   --------

      CHILE - 4.07%
      Administradora de Fondos de Pensiones Provida               2,600              60,450
         S.A. - ADR.................................
*     Banco BHIF - ADR .............................             10,000             180,000
      Empresa Nacional Electricidad SA - ADR .......              2,250              41,344
                                                                                   --------
                                                                                    281,794
                                                                                   --------

      COLUMBIA - 1.90%
      Banco Industrial Colombiano - ADR ............              7,200             131,400
                                                                                   --------
                                                                                    131,400
                                                                                   --------

      CZECHOSLOVAKIA - 3.80%
*     Elektrarny Opatovice, a.s ....................                520              75,530
*     Inzenyrske a Prumyslove Stavby a.s ...........              9,570              99,740
*     Telekomunikacni Montaze Praha a.s ............                900              87,739
                                                                                   --------
                                                                                    263,009
                                                                                   --------

      EGYPT - 0.81%
*     Commercial International Bank - GDR ..........              3,910              56,226
                                                                                   --------
                                                                                     56,226
                                                                                   --------

      GERMANY - 1.03%
*     EGIS Rt ......................................              1,150              71,205
                                                                                   --------
                                                                                     71,205
                                                                                   --------

      GREECE - 4.96%
      Attica Enterprises S.A .......................             15,650             107,951
      Ergo Bank S.A ................................              2,140             125,315
      Helenic Bottling Company S.A .................              3,440             110,493
                                                                                   --------
                                                                                    343,759
                                                                                   --------
      HONG KONG - 3.28%
      Guangdong Investments ........................             98,000              70,341
      Guangdong Kelon Electric Holding .............            229,000              94,771




     *      Northeast Electrical Transmission & Transformation



            Machinery Manufacturing Ltd. ......................................            430,000             62,284
                                                                                                              -------
                                                                                                              227,396
                                                                                                              -------

            HUNGARY - 1.99%




            MOL Magyar Olaj-es Gazipari Rt  - GDR .............................              5,350             54,035

            Richter Gedeon Rt - GDR ...........................................              1,550             83,700
                                                                                                              -------
                                                                                                              137,735
                                                                                                              -------

            INDIA - 3.79%
     *      BSES Ltd - GDR ....................................................              5,000             95,000
            Gujarat Ambuja Cement - GDR .......................................             10,600             90,100
            Tata Engineering & Locomotive Ltd. - GDR ..........................              5,720             77,220
                                                                                                              -------
                                                                                                              262,320
                                                                                                              -------

            INDONESIA - 5.62%
            PT Bank Dagang Nasional ...........................................            136,500             96,691
            PT Semen Gresik ...................................................             52,000            149,572
            PT United Tractors ................................................             77,000            142,971
                                                                                                              -------
                                                                                                              389,234
                                                                                                              -------

            LUXEMBURG - 1.82%
            Quilmes Industrial SA - ADR .......................................             12,000            126,000
                                                                                                              -------
                                                                                                              126,000
                                                                                                              -------

            MALAYSIA - 5.74%
            Leader Universal Holdings Berhad ..................................             28,000             62,604
            Nestle Berhad .....................................................              8,000             62,683
            Petronas Dagangan Berhad ..........................................             17,000             50,119
            Public Finance Berhad .............................................             47,000             72,537
            Resorts World Berhad ..............................................             15,000             86,070
            Sime Darby Berhad .................................................             18,000             63,751
                                                                                                              -------
                                                                                                              397,764
                                                                                                              -------

            MEXICO - 4.38%
            ALFA, S.A. de C.V. - Class A ......................................             22,015             91,430
     *      Controladora Comercial Mexicana SA de CV - GDR ....................              2,000             35,250
            Telefonos De Mexico SA ............................................              3,120             95,160
            Vitro SA - ADR ....................................................             14,500             81,563
                                                                                                              -------
                                                                                                              303,403
                                                                                                              -------

            PERU - 3.08%
     *      Banco de Credito del Peru .........................................             30,618             45,140
            Cementos Lima S.A .................................................              6,300             86,086
            Telefonica del Peru, S.A.  - ADR ..................................              4,000             82,500
                                                                                                              -------
                                                                                                              213,726
                                                                                                              -------

            PHILIPPINES - 2.05%
            Philippine Long Distance Telephone Company ADR ....................              2,380            142,205
                                                                                                              -------
                                                                                                              142,205
                                                                                                              -------



       PORTUGAL - 2.19%
       Portugal Telecom SA ...........................................................                5,840            151,422
                                                                                                                     ---------
                                                                                                                       151,422
                                                                                                                     ---------

       RUSSIA - 4.72%
 *     Gazprom - ADR  (144A)  ........................................................               10,000            187,500
       Lukoil Holding - ADR ..........................................................                1,800             71,262
       Mosenergo - ADR (144A)  .......................................................                2,400             68,472
                                                                                                                     ---------
                                                                                                                       327,234
                                                                                                                     ---------

       SOUTH AFRICA - 6.02%
       Amalgamated Banks of South Africa .............................................               23,500            119,589
       AngloAmerican Corporation of South Africa Ltd. ................................                2,150            129,211
       Sappi Ltd. ....................................................................                8,480             74,842
       Sasol Ltd. ....................................................................                7,700             93,862
                                                                                                                     ---------
                                                                                                                       417,504
                                                                                                                     ---------

       SOUTH KOREA - 1.61%
       Korea Electric Power - ADR ....................................................                4,170             74,309
       Pohang Iron & Steel Ltd. - ADR ................................................                1,800             37,350
                                                                                                                     ---------
                                                                                                                       111,659
                                                                                                                     ---------

       THAILAND - 3.42%
       Ayudhya Life Insurance ........................................................               24,000             94,073
       Ruang Khao 2 Fund .............................................................              376,000            142,960
                                                                                                                     ---------
                                                                                                                       237,033
                                                                                                                     ---------

       TURKEY - 2.06%
       Koc Holdings A.S ..............................................................              274,999             54,235
       Netas-Northern Eleckrik Telekomunikayson A.S ..................................              300,000             72,401
*      Tansas Izmir Buyukschir Beledi ................................................              100,000             16,349
                                                                                                                     ---------
                                                                                                                       142,985
                                                                                                                     ---------

       UNITED KINGDOM - 4.09%
       Five Arrows Chile Investment Trust ............................................               72,000            210,600
*      Zagrebacka Banka - GDR ........................................................                4,000             73,000
                                                                                                                     ---------
                                                                                                                       283,600
                                                                                                                     ---------

       UNITED STATES - 1.38%
*      India Fund, (The)  .............................................................               13,700            95,900
                                                                                                                     ---------
                                                                                                                        95,900
                                                                                                                     ---------

       TOTAL COMMON STOCK (COST $6,122,536) ..........................................                               6,004,252
                                                                                                                     ---------

       BONDS - 3.83%

       SOUTH AFRICA - 3.83%

       Electric Supply Communication 11.00% 6/01//08..................................            1,700,000            265,484
                                                                                                                     ---------
       TOTAL BONDS (COST $294,175) ...................................................                                 265,484
                                                                                                                     ---------


                                                                         PRINCIPAL
                                                                          AMOUNT*
     REPURCHASE AGREEMENT - 7.94%
     With Chase Manhattan 5.50% 11/1/96 (dated 10/31/96,
     collateralized by $172,000 U.S. Treasury Notes
     5.50% due 11/15/98 market value $175,728)                            172,000               172,000
     With Prudential Securities 5.50% 11/1/96 (dated 10/31/96,
     collateralized by $191,000 U.S. Treasury Notes
     6.125% due 5/31/97 market value $192,738)                            189,000               189,000
     With PaineWebber 5.52% 11/1/96 (dated 10/31/96,
     collateralized by $185,000 U.S. Treasury Notes
     5.875% due 10/31/98 market value $192,826)                           189,000               189,000
                                                                                             ----------
     TOTAL REPURCHASE AGREEMENT (COST $550,000)                                                 550,000
                                                                                             ----------


     TOTAL MARKET VALUE OF SECURITIES - 98.42%
     (COST $6,966,711)                                                                        6,819,736

     RECEIVABLES AND OTHER ASSETS NET OF LIABILITIES - 1.58%                                    109,527

     NET ASSETS APPLICABLE TO 699,691 SHARES ($.01 PAR VALUE)
        OUTSTANDING - 100.00%                                                                $6,929,263
                                                                                             ==========

     NET ASSET VALUE -  EMERGING MARKETS SERIES A CLASS
        ($2,939,491 / 297,055 SHARES)                                                        $     9.90
                                                                                             ==========
     NET ASSET VALUE -  EMERGING MARKETS SERIES B CLASS
        ($209,480 / 21,215 SHARES)                                                           $     9.87
                                                                                             ==========
     NET ASSET VALUE -  EMERGING MARKETS SERIES C CLASS
        ($212,421 / 21,516 SHARES)                                                           $     9.87
                                                                                             ==========
     NET ASSET VALUE - INTERNATIONAL EQUITY SERIES
     INSTITUTIONAL CLASS
        ($3,567,871 / 359,905 SHARES)                                                        $     9.91
                                                                                             ==========

     COMPONENTS OF NET ASSETS AT OCTOBER 31, 1996: Common stock, $.01 par value, 500,000,000 shares authorized to the Fund with 50,000,000 shares allocated to Emerging Markets Series A Class, 25,000,000 shares allocated to Emerging Markets Series B Class, 25,000,000 shares allocated to
     Emerging Markets Series C Class, and 50,000,000 shares allocated to
     Emerging Markets Series
     Institutional Class                                                                      6,992,889
     Accumulated undistributed:
         Net investment income                                                                   21,691
         Net realized gain on investments                                                        62,056
         Net unrealized appreciation of investments and foreign currencies                     (147,373)
                                                                                              ---------
      Total net assets                                                                      $ 6,929,263
                                                                                            -----------


      *Non-income producing security for the period ended October 31, 1996

                            See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUND, INC. -
EMERGING MARKETS SERIES
STATEMENT OF OPERATIONS
FOR THE PERIOD JUNE 10, 1996 TO OCTOBER 31, 1996
(UNAUDITED)

INVESTMENT INCOME:
Dividends (net of foreign
      withholding tax $2,902)                           $  41,654
Interest                                                   32,142             $ 73,796
                                                         --------


EXPENSES:
Management fees                                            28,367
Custodian fees                                             14,973
Amortization                                               11,825
Registration fees                                          11,004
Dividend disbursing and transfer
      agent fees and expenses                               8,225
Professional fees                                           4,552
Reports to shareholders                                     3,278
Directors' fees                                               730
Taxes (other than income)                                     454
Accounting Services and Salaries                              479
Other                                                       6,525
                                                         --------
                                                                                90,412
Less expenses absorbed by Delaware
      International Advisers Ltd.                         (47,042)              43,370
                                                        ---------             --------

NET INVESTMENT INCOME                                                           30,426
                                                                              --------
NET REALIZED GAIN AND UNREALIZED LOSS
      ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
      Investment transactions                              62,056
      Foreign currencies                                   (8,736)
                                                        ---------
        Net realized gain                                  53,320
Net unrealized depreciation of
      investment and foreign currencies                  (147,372)
                                                        ---------

NET REALIZED AND UNREALIZED LOSS ON
      INVESTMENT AND FOREIGN CURRENCIES                                        (94,052)
                                                                              ========
NET DECREASE IN NET ASSETS RESULTING
      FROM OPERATIONS                                                         $(63,626)
                                                                              ========







                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUND, INC. -
EMERGING MARKETS SERIES
STATEMENT OF CHANGES IN NET ASSETS
(UNAUDITED)

                                                                                                   FOR THE PERIOD
                                                                                                       6/10/96*
                                                                                                          to
                                                                                                      10/31/96*
                                                                                                   --------------
OPERATIONS:
Net investment income                                                                                   $30,426
Net realized gain on investments
        and foreign currencies                                                                           53,320
Net unrealized depreciation of
        investments and foreign currencies                                                            (147,372)
                                                                                                      --------
Net decrease in net assets resulting from
        operations                                                                                     (63,626)
                                                                                                      --------

DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income:
        A Class                                                                                               -
        B Class                                                                                               -
        C Class                                                                                               -
        Institutional Class                                                                                   -
Net realized gain from security transactions:
        A Class                                                                                               -
        B Class                                                                                               -
        C Class                                                                                               -
        Institutional Class                                                                                   -
                                                                                                      ---------
                                                                                                              -
                                                                                                      ---------

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
        A Class                                                                                       3,342,223
        B Class                                                                                         209,910
        C Class                                                                                         215,013
        Institutional Class                                                                           3,638,086
        Net asset value of shares issued upon reinvestment
        of dividends from net investment income and net
        realized gain from security transactions:
        A Class                                                                                               -
        B Class                                                                                               -
        C Class                                                                                               -
        Institutional Class                                                                                   -
                                                                                                      ---------
                                                                                                      7,405,232
                                                                                                      ---------

Cost of shares repurchased:
        A Class                                                                                         373,656
        B Class                                                                                               -
        C Class                                                                                               -
        Institutional Class                                                                              38,687
                                                                                                      ---------
                                                                                                        412,343
                                                                                                      ---------
Increase in net assets derived from capital share transactions                                        6,992,889
                                                                                                      ---------

NET INCREASE IN NET ASSETS                                                                            6,929,263
NET ASSETS:
Beginning of period                                                                                           -
                                                                                                      ---------
End of period (including undistributed net investment income $21,691)                                $6,929,263
                                                                                                     ==========

------------
*Date of initial public offering.


                             See accompanying notes

DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC. -
EMERGING MARKETS SERIES
NOTES TO FINANCIAL STATEMENTS
FOR THE PERIOD JUNE 10, 1996 TO OCTOBER 31, 1996
(UNAUDITED)

The Delaware Group Global & International Funds, Inc. (the "Fund") is registered as a Maryland corporation and offers four series, the International Equity Series, the Global Assets Series, the Global Bond Series and the Emerging Markets Series (the "Series"). Each Series offer four classes of shares. The International Equity Series is registered as a diversified open-end investment company and the Global Assets Series, the Global Bond Series and the Emerging Markets Series are registered as non-diversified open-ended investment companies under the Investment Company Act of 1940.

The objective of the Emerging Markets Series is to achieve long-term capital appreciation by investing primarily in equity securities of issuers located or operating in emerging countries.

1.SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Series for financial statement preparation:

Security Valuation - Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service when such prices are believed to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost.

Federal Income Taxes - The Portfolio intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provisions for federal income taxes is required in the financial statements.

Repurchase Agreements - The Portfolio may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregated daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Portfolio's custodian bank until maturity of the respective repurchase agreements. Each repurchase agreement is 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currencies - The value of all assets and liabilities denominated in foreign currencies are translated into the U.S. dollars at the exchange rate of such currencies against the U.S. dollar as of 3:00 pm EST. Forward foreign currency contracts are valued at the mean between the bid and asked prices of the contracts. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available.

Other - Expenses common to all funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.

Certain fund expenses are paid directly by brokers. The amount of these expenses is less than 0.01% of each Series' average net assets.

2.INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES
In accordance with the terms of the Investment Management Agreement, the Series pays Delaware International Advisers Ltd. (DIAL), the investment manager, a fee which is calculated daily at the rate of 1.25% of the average daily net assets of the Series. At October 31, 1996, the series had a liability for other expenses payable to DIAL of $5,861.

DIAL has elected voluntarily to waive their fees and reimburse the Series to the extent that annual operating expenses exclusive of taxes, interest, brokerage commissions and extraordinary expenses exceed 1.70% of average daily net assets for the Series through November 30, 1996. Total expenses absorbed by DIAL for the period ended October 31, 1996 were $47,042.

Certain officers of DMC are officers, directors and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

The Series has engaged Delaware Service Company, Inc. (DSC), an affiliate of DMC, to serve as dividend disbursing and transfer agent. For the period ended October 31, 1996, the Series expensed $6,371 for these services. Effective August 19, 1996, the Fund also engaged DSC to provide accounting services. For the period from August 19, 1996 to October 31, 1996, the Series has expensed $7,044 for these services. Previously, Fund personnel provided this service and the related costs were recorded in salaries and other expense categories in the statement of operations. At October 31, 1996, the Series had a liability for dividend disbursing, transfer agent, accounting service fees and other expenses payable to DSC for $7,813.

3.  INVESTMENTS
During the period ended October 31, 1996, the Series made purchases of $6,652,567 and sales of $279,913 of securities other than direct U.S. government securities and temporary cash investments.

At the period ended October 31, 1996, unrealized depreciation for federal income tax purposes aggregated $146,975 of which $298,829 related to unrealized appreciation of securities and $445,804 related to unrealized depreciation of securities.

The realized gain for federal income tax purposes was $62,056 for the period ended October 31, 1996.

4.  CAPITAL STOCK
Transactions in capital stock shares were as follows:


                                                                                      For the period
                                                                                        6/10/96* to
                                                                                         10/31/96*
                                                                                      --------------
Shares sold:
      A Class                                                                              334,401
      B Class                                                                               21,215
      C Class                                                                               21,516
      Institutional Class                                                                  363,763

Shares issued upon reinvestment of dividends from
      net investment income and net realized gain from
      security transactions:
      A Class                                                                                    -
      B Class                                                                                    -
      C Class                                                                                    -
      Institutional Class                                                                        -
                                                                                         ---------
                                                                                           740,895
                                                                                         ---------
Share repurchased:
      A Class                                                                               37,346
      B Class                                                                                    -
      C Class                                                                                    -
      Institutional Class                                                                    3,858
                                                                                         ---------
                                                                                            41,204
                                                                                         ---------

Net increase                                                                               699,691
                                                                                         =========

--------------
*Date of initial sale

5.  FOREIGN CURRENCY FORWARD CONTRACTS
The following currency forward contracts were outstanding at October 31, 1996:


Contract to Deliver                        In Exchange for           Settlement Date       Unrealized Gain/(Loss)
-------------------                        ---------------           ---------------       ----------------------
10,208,212,500 Turkish Lira                   $105,675                   11/5/96                    $432

6.  CONCENTRATION OF RISK
The Fund may invest up to 10% of its total net assets in illiquid securities which include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of some of these securities may adversely affect the Fund's ability to dispose of such securities in a timely manner and at a fair price when it is necessary to liquidate such securities. These securities have been denoted in the Statement of Net Assets.

Selected data for each share of the Series outstanding through each period were as follows:


                                                                      EMERGING MARKETS SERIES
                                                                      -----------------------
                                                A CLASS            B CLASS             C CLASS        INSTITUTIONAL CLASS
                                               6/10/96(1)         6/10/96(1)          6/10/96(1)           6/10/96(1)
                                                  TO                 TO                  TO                   TO
                                               10/31/96           10/31/96            10/31/96             10/31/96
                                               --------           --------            --------             --------
Net assets value, beginning
      of period                              $   10.0000         $   10.0000         $   10.0000         $   10.0000
INCOME FROM INVESTMENT OPERATIONS:
      Net investment income                       0.0187             (0.0019)            (0.0010)             0.0387
      Net realized and unrealized loss
      from security transactions                 (0.1187)            (0.1281)            (0.1290)            (0.1287)
                                             -----------         -----------         -----------         -----------
Total from investment operations                 (0.1000)            (0.1300)            (0.1300)            (0.0900)
                                             -----------         -----------         -----------         -----------

LESS DISTRIBUTIONS:
      Dividends from net investment
      income                                          --                  --                  --                  --
      Distributions from net realized
      gain from security transactions                 --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
      Total distributions                             --                  --                  --                  --
                                             -----------         -----------         -----------         -----------
Net asset value, end of period               $    9.9000         $    9.8700         $    9.8700         $    9.9100
                                             ===========         ===========         ===========         ===========

TOTAL RETURN(2)                                      (1.20%)             (1.40%)             (1.40%)             (1.00%)

RATIOS/SUPPLEMENTAL DATA:
      Net assets, end of period
      (000's omitted)                            $ 2,940              $  209               $ 212             $ 3,568
      Ratio of expenses to average
      daily net assets                              2.00%               2.70%               2.70%               1.70%
      Ratio of expenses to average
      daily net assets prior to
      expense limitation                            3.90%               4.60%               4.60%               3.60%
      Ratio of net investment
      income to average net assets                  0.76%               0.03%               0.03%               1.10%
      Ratio of net investment income
      to average net assets prior
      to expense limitation                        (1.14%)             (1.86%)             (1.86%)             (0.80%)
      Portfolio turnover ratio                        14%                 14%                 14%                 14%

-------------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.

(2) Does not include maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase for A Class and does not include contingent deferred sales charge which varies from 1-4% depending upon the holding period for B Class.

                                     PART C

                               Other Information


Item 24.       Financial Statements and Exhibits

       (a)     Financial Statements:

               Part A      -   Financial Highlights

              *Part B      -   Statement of Net Assets
                               Statement of Operations
                               Statement of Changes in Net Assets
                               Notes to Financial Statements
                               Accountant's Reports


       * The financial statements and Accountant's Report listed above relating to the International Equity Series, Global Assets Series and Global Bond Series are incorporated by reference into Part B from the Registrant's Annual Report for the fiscal year ended November 30, 1995. In addition, unaudited financial statements for the International Equity Series, Global Assets Series and Global Bond Series for the period ended May 31, 1996 are incorporated into this filing by reference from the Registrant's Semi-Annual Report into Part B. Unaudited financial statements for the Emerging Markets Series for the period ended October 31, 1996 are included in Part B.

       (b)  Exhibits:

                    (1)    Articles of Incorporation.

                           (a) Articles of Incorporation, as amended and supplemented through April 30, 1996, incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                           (b) Executed Articles Supplementary (November 28, 1995) incorporated into this filing by reference to Post- Effective Amendment No. 11 filed January 31, 1996.

PART C - Other Information
(Continued)


                           (c)     Executed Articles Supplementary (April 30,
                                   1996) incorporated into this filing by
                                   reference to Post- Effective Amendment No.
                                   13 filed May 16, 1996.


                    (2) By-Laws. By-Laws, as amended through June 30, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                    (3)    Voting Trust Agreement.  Inapplicable.

                    (4)    Copies of All Instruments Defining the Rights of
                           Holders.

                           (a) Articles of Incorporation, Articles of Amendment and Articles Supplementary.

                                   (i)   Article Fifth and Article Ninth of the
                                         Articles of Incorporation (May 30,
                                         1991), Article Second of Articles
                                         Supplementary (May 22, 1992 and
                                         September 6, 1994), Article Second of
                                         Certificate of Correction to Articles
                                         Supplementary (December 28, 1994)
                                         incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 10 filed November 27, 1995.

                                   (ii)  Article Third, Article Fourth and
                                         Article Fifth of Articles Supplementary
                                         (November 28, 1995) incorporated into
                                         this filing by reference to
                                         Post-Effective Amendment No. 11 filed
                                         January 31, 1996.

                                   (iii) Article Fourth of Articles
                                         Supplementary (April 30, 1996)
                                         icorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 13 filed May 16, 1996.

                           (b) By-Laws. Article II and Article III, as amended, and Article XIV incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                    (5)    Investment Management Agreements.

                           (a) Investment Management Agreement (April 3, 1995) between Delaware International Advisers Ltd. and the Registrant on behalf of the International Equity Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

PART C - Other Information
(Continued)


                           (b) Investment Management Agreement (April 3, 1995) between Delaware International Advisers Ltd. and the Registrant on behalf of the Global Assets Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                           (c) Investment Management Agreement (April 3, 1995) between Delaware International Advisers Ltd. and the Registrant on behalf of the Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                           (d) Sub-Advisory Agreement (April 3, 1995) between Delaware International Advisers Ltd. and Delaware Management Company, Inc. on behalf of the Global Bond Series incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                           (e) Investment Management Agreement (May 1, 1996) between Delaware International Advisers Ltd. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                 (6)       (a)  Distribution Agreements.


                                  (i)      Form of Distribution Agreement
                                           (April 3, 1995) incorporated into
                                           this filing by reference to Post-
                                           Effective Amendment No. 10 filed
                                           November 27, 1995.

                                  (ii)     Form of Amendment No. 1 to
                                           Distribution Agreement (November 29,
                                           1995) incorporated into this filing
                                           by reference to Post-Effective
                                           Amendment No. 10 filed November 27,
                                           1995.

                                  (iii) Executed Distribution Agreement (May 1, 1996) between Delaware
                                           Distributors, L.P. and the
                                           Registrant on behalf of the Emerging
                                           Markets Series incorporated by
                                           reference into this filing by
                                           reference to Post-Effective
                                           Amendment No. 13 filed May 16, 1996.

PART C - Other Information
(Continued)




                           (b) Administration and Service Agreement. Form of Administration and Service Agreement (Module) (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                           (c) Dealer's Agreement. Dealer's Agreement (Module) as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                           (d) Mutual Fund Agreement for the Delaware Group of Funds (Module) (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

         (7)               Bonus, Profit Sharing, Pension Contracts.

                           (a) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

                            (b) Amendment to Profit Sharing Plan (December 21, 1995) incorporated into this filing by reference to Post- Effective Amendment No. 11 filed January 31, 1996.

         (8)               Custodian Agreements.

                           (a) Executed Custodian Agreement between The Chase Manhattan Bank and the Registrant on behalf of each Series (May 1, 1996) included as Module.

PART C - Other Information
(Continued)


                           (b) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of each Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

         (9)               Other Material Contracts.

                           (a)    Shareholders Services Agreement (October 25,
                                  1991) between Delaware Service Company, Inc.
                                  and the Registrant on behalf of the
                                  International Equity Series attached as
                                  Exhibit.

                           (b)    Shareholders Services Agreement (October 25,
                                  1991) between Delaware Service Company, Inc.
                                  and the Registrant on behalf of the Global
                                  Assets Series (formerly Global Total Return
                                  Series) attached as Exhibit.

                           (c)    Shareholders Services Agreement (October 25,
                                  1991) between Delaware Service Company, Inc.
                                  and the Registrant on behalf of the Global
                                  Bond Series (formerly Global Income Series) attached as Exhibit.

                           (d) Shareholders Services Agreement (May 1, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                           (e)    Executed Delaware Group of Funds Fund
                                  Accounting Agreement between Delaware Service Company, Inc. and the Registrant (August 19,
                                  1996) attached as Exhibit.

                           (i)    Executed Amendment No. 1 (September 30,
                                  1996) to Schedule A to Delaware Group
                                  of Funds Fund Accounting Agreement
                                  attached as Exhibit.

        (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on January 26, 1996.

        (11)               Consent of Auditors.  Attached as Exhibit.

        (12)               Inapplicable.

        (13) Undertaking of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 1 filed August 22, 1991.

PART C - Other Information
(Continued)




      (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 5 filed March 24, 1994 and Post-Effective Amendment No. 8 filed March 3, 1995.

      (15)  Plans under Rule 12b-1.

                           (a) Form of Plan under Rule 12b-1 for Class A of the International Equity, Global Bond and Global Assets Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                           (b) Form of Plan under Rule 12b-1 for Class B of the International Equity, Global Bond and Global Assets Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                           (c) Form of Plan under Rule 12b-1 for Class C of the International Equity, Global Bond and Global Assets Series (November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 10 filed November 27, 1995.

                           (d) Executed Plan under Rule 12b-1 (May 1, 1996) for Class A Shares of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                           (e) Executed Plan under Rule 12b-1 (May 1, 1996) for Class B Shares of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

                           (f) Executed Plan under Rule 12b-1 (May 1, 1996) for Class C Shares of the Emerging Markets Series incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

PART C - Other Information
(Continued)

       (16)                Schedules of Computation for each Performance
                           Quotation.

                           (a) Incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995 and Post-Effective Amendment No. 11 filed January 31, 1996.

                           (b) Schedules of Computation for each Performance Quotation for periods not previously electronically filed attached as Exhibit.

       (17)                Financial Data Schedules.

                           (a) Incorporated into this filing by reference to Post-Effective Amendment No. 11 filed January 31, 1996.

                           (b) Financial Data Schedules for the period ended May 31, 1996 attached as Exhibit.

                           (c) Financial Data Schedules for the period ended October 31, 1996 for the Emerging Markets Series attached as Exhibit.

       (18) Plan under Rule 18f-3. Plan under Rule 18f-3 (Module) (as amended May 1, 1996) incorporated into this filing by reference to Post-Effective Amendment No. 13 filed May 16, 1996.

       (19)                Other:        Directors' Power of Attorney.
                                         Incorporated into this filing by
                                         reference to Post-Effective Amendment
                                         No. 9 filed June 30, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant.  None.

PART C - Other Information
(Continued)


Item 26.  Number of Holders of Securities.

                                                       Number of
       Title of Class                                  Record Holders
       --------------                                  --------------
       Delaware Group Global & International
       Funds, Inc.
       International Equity Series:

       International Equity Fund A Class
       Common Stock                                    6,622 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

       International Equity Fund B Class
       Common Stock                                    1,040 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

       International Equity Fund C Class
       Common Stock                                    154 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

       International Equity Fund Institutional Class
       Common Stock                                    43 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

       Delaware Group Global & International
       Funds, Inc.'s
       Global Assets Series:

       Global Assets Fund A Class
       Common Stock                                    823 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

       Global Assets Fund B Class
       Common Stock                                    337 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

       Global Assets Fund C Class
       Common Stock                                    48 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

       Global Assets Fund Institutional Class
       Common Stock                                    6 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

PART C - Other Information
(Continued)



                                                       Number of
       Title of Class                                  Record Holders
       --------------                                  --------------

       Delaware Group Global & International
       Funds, Inc.
       Global Bond Series:

       Global Bond Fund A Class
       Common Stock                                    235 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

       Global Bond Fund B Class
       Common Stock                                    53 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

       Global Bond Fund C Class
       Common Stock                                    19 Accounts as of
       $.01 Par Value Per Share                        October 31, 1996

      Global Bond Fund Institutional Class
      Common Stock                                     78 Accounts as of
      $.01 Par Value Per Share                         October 31, 1996

      Delaware Group Global & International
      Funds, Inc.'s
      Emerging Markets Series:

      Emerging Markets Fund A Class
      Common Stock                                     316 Accounts as of
      $.01 Par Value Per Share                         October 31, 1996

      Emerging Markets Fund B Class
      Common Stock                                     49 Accounts as of
      $.01 Par Value Per Share                         October 31, 1996

      Emerging Markets Fund C Class
      Common Stock                                     21 Accounts as of
      $.01 Par Value Per Share                         October 31, 1996

      Emerging Markets Fund Institutional Class
      Common Stock                                     7 Accounts as of
      $.01 Par Value Per Share                         October 31, 1996

PART C - Other Information
(Continued)



Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed June 4, 1991 and Article XIV of the By-Laws incorporated into this filing by reference to Post-Effective Amendment No. 9 filed June 30, 1995.

Item 28.  Business and Other Connections of Investment Adviser.

    Delaware International Advisers Ltd. ("Delaware International") serves as investment manager to the International Equity Series, the Global Bond Series, the Global Assets Series and the Emerging Markets Series of the Registrant, and also serves as investment manager or sub- investment adviser to certain of the other funds in the Delaware Group (Delaware Group Global Dividend and Income Fund, Inc., Delaware Group Income Funds, Inc., Delaware Pooled Trust, Inc. and Delaware Group Premium Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds.

PART C - Other Information
(Continued)


    The following persons serving as directors or officers of Delaware International have held the following positions during the past two years:


Name and Principal          Positions and Offices with Delaware International Advisers Ltd.
Business Address            and its Affiliates and Other Positions and Offices Held
----------------------      ------------------------------------------------------------------------
*Wayne A. Stork             Chairman of the Board, Chief Executive Officer and Director of Delaware International Advisers
                            Ltd.; President, Chief Executive Officer, Chairman of the Board and Director of the Registrant and,
                            with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group,
                            Delaware Management Holdings, Inc., DMH Corp., Delaware International Holdings Ltd. and Founders
                            Holdings, Inc.; Chairman of the Board, President, Chief Executive Officer, Chief Investment Officer
                            and Director of Delaware Management Company, Inc.; Chairman of the Board and Director of Delaware
                            Pooled Trust, Inc., Delaware Distributors, Inc., Delaware Capital Management, Inc. and Delaware
                            Investment & Retirement Services, Inc.; and Director of Delaware Service Company, Inc.

**G. Roger H. Kitson        Vice Chairman and Director of Delaware International Advisers Ltd.

**David G. Tilles           Managing Director, Chief Investment Officer and Director of Delaware International Advisers Ltd.

**John Emberson             Secretary/Compliance Officer/Finance Director and Director of Delaware International Advisers Ltd.





*Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

PART C - Other Information
(Continued)



Name and Principal         Positions and Offices with Delaware International Advisers Ltd.
Business Address           and its Affiliates and Other Positions and Offices Held
----------------------     ---------------------------------------------------------------------------------
*David K. Downes           Director of Delaware International Advisers Ltd.; Executive Vice President, Chief Operating Officer,
                           Chief Administrative Officer, Chief Financial Officer and Treasurer of Delaware Management Holdings,
                           Inc.; Senior Vice President, Chief Administrative Officer, Chief Financial Officer of Delaware
                           Management Company, Inc., the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware Management Trust Company; Senior Vice President, Chief Financial Officer,
                           Treasurer and Director of DMH Corp.; Senior Vice President and Chief Administrative Officer of Delaware
                           Distributors, L.P.; Senior Vice President, Chief Administrative Officer and Director of Delaware
                           Distributors, Inc.; Senior Vice President, Chief Administrative Officer, Chief Financial Officer and
                           Director of Delaware Service Company, Inc.; Chief Financial Officer and Director of Delaware
                           International Holdings Ltd.; Senior Vice President, Chief Financial Officer and Treasurer of Delaware
                           Capital Management, Inc.; Senior Vice President, Chief Financial Officer and Director of Founders
                           Holdings, Inc.; and Chief Executive Officer and Director of Delaware Investment & Retirement
                           Services, Inc.

                           Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn, Inc. since 1992, 8
                           Clayton Place, Newtown Square, PA

*Winthrop S. Jessup        Director of Delaware International Advisers Ltd., Delaware Service Company, Inc., Delaware Management
                           Trust Company and Delaware Investment & Retirement Services, Inc.; Executive Vice President of the
                           Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the
                           Delaware Group and Delaware Management Holdings, Inc.; President and Chief Executive Officer of
                           Delaware Pooled Trust, Inc.; Executive Vice President and Director of DMH Corp., Delaware Management
                           Company, Inc., Delaware International Holdings Ltd. and Founders Holdings, Inc.; Vice Chairman of
                           Delaware Distributors, L.P.; Vice Chairman and Director of Delaware Distributors, Inc.; and President
                           and Director of Delaware Capital Management, Inc.



*Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with Delaware International Advisers Ltd.
Business Address            and its Affiliates and Other Positions and Offices Held
----------------------      ---------------------------------------------------------------------------------
*Richard G. Unruh, Jr.      Director of Delaware International Advisers Ltd.; Executive Vice President and Director of Delaware
                            Management Company, Inc.; Executive Vice President of the Registrant and each of the other funds in the Delaware Group; and Senior Vice President of Delaware Management Holdings, Inc.

                            Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040
                            Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, Mid Atlantic,
                            Inc. since 1989, 2040 Market Street, Philadelphia, PA

*Richard J. Flannery        Director of Delaware International Advisers Ltd.; Managing Director/Corporate Tax & Affairs of
                            Delaware Management Holdings, Inc., DMH Corp., Delaware Management Company, Inc., Delaware
                            Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management
                            Trust Company, Delaware Capital Management, Inc., Founders CBO Corporation and Delaware
                            Investment & Retirement Services, Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group; Managing Director/Corporate & Tax Affairs and Director of Founders
                            Holdings, Inc.; and Managing Director and Director of Delaware International Holdings Ltd.

                            Director of HYPPCO Finance Company Ltd.

                            Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

*John C. E. Campbell        Director of Delaware International Advisers Ltd.

*George M. Chamberlain, Jr. Director of Delaware International Advisers Ltd.; Senior Vice President and Secretary of the
                            Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                            Management Holdings, Inc.; Senior Vice President, Secretary and Director of Delaware Management
                            Company, Inc., DMH Corp., Delaware Distributors, Inc., Delaware Service Company, Inc., Founders
                            Holdings, Inc., Delaware Capital Management, Inc. and Delaware Investment & Retirement Services,
                            Inc.; Executive Vice President, Secretary and Director of Delaware Management Trust Company; and
                            Secretary and Director of Delaware International Holdings Ltd.



*Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

PART C - Other Information
(Continued)


Name and Principal          Positions and Offices with Delaware International Advisers Ltd.
Business Address            and its Affiliates and Other Positions and Offices Held
----------------------      ---------------------------------------------------------------------------------
*George E. Deming           Director of Delaware International Advisers Ltd.

**Timothy W. Sanderson      Senior Portfolio Manager, Deputy Compliance Officer, Director Equity Research and Director of Delaware
                            International Advisers Ltd.

**Clive A. Gillmore         Senior Portfolio Manager, Director U.S. Mutual Fund Liaison and Director of Delaware International
                            Advisers Ltd.

**Hamish O. Parker          Senior Portfolio Manager, Director U.S. Marketing Liaison and Director of Delaware International
                            Advisers Ltd.

**Ian G. Sims               Senior Portfolio Manager, Deputy Managing Director and Director of Delaware International Advisers Ltd.

**Elizabeth A. Desmond      Senior Portfolio Manager of Delaware International Advisers Ltd.

**Gavin A. Hall             Senior Portfolio Manager of Delaware International Advisers Ltd.


*Business address is 1818 Market Street, Philadelphia, PA 19103.
**Business address is Veritas House, 125 Finsbury Pavement, London, England EC2A 1NQ.

PART C - Other Information
(Continued)




    Delaware Management Company, Inc. ("DMC"), an affiliate of Delaware International, serves as sub-investment manager to a portion of the portfolio of the Global Assets Series and as investment manager to other funds in the Delaware Group (Delaware Group Delaware Fund, Inc., Delaware Group Trend Fund, Inc., Delaware Group Value Fund, Inc., Delaware Group DelCap Fund, Inc., Delaware Group Decatur Fund, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

PART C - Other Information
(Continued)



                                        The following persons serving as
directors or officers of the Manager have held the following positions during the past two years:


Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
-----------------------    -------------------------------------------------------------------------------------
Wayne A. Stork             Chairman of the Board, President, Chief Executive Officer, Chief Investment Officer and Director of
                           Delaware Management Company, Inc.; President, Chief Executive Officer, Chairman of the Board and
                           Director of the Registrant and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware International
                           Holdings Ltd. and Founders Holdings, Inc.; Chairman of the Board and Director of Delaware Pooled Trust,
                           Inc., Delaware Distributors, Inc., Delaware Capital Management, Inc. and Delaware Investment &
                           Retirement Services, Inc.; Chairman, Chief Executive Officer and Director of Delaware International
                           Advisers Ltd.; and Director of Delaware Service Company, Inc.

Winthrop S. Jessup         Executive Vice President and Director of Delaware Management Company, Inc., DMH Corp., Delaware
                           International Holdings Ltd. and Founders Holdings, Inc.; Executive Vice President of the Registrant
                           and, with the exception of Delaware Pooled Trust, Inc., each of the other funds in the Delaware Group and Delaware Management Holdings, Inc.; President and Chief Executive Officer of Delaware Pooled Trust,
                           Inc.; Vice Chairman of Delaware Distributors, L.P.; Vice Chairman and Director of Delaware
                           Distributors, Inc.; Director of Delaware Service Company, Inc., Delaware Management Trust Company,
                           Delaware International Advisers Ltd. and Delaware Investment & Retirement Services, Inc.; and President
                           and Director of Delaware Capital Management, Inc.

Richard G. Unruh, Jr.      Executive Vice President and Director of Delaware Management Company, Inc.; Executive Vice President
                           of the Registrant and each of the other funds in the Delaware Group; Senior Vice President of
                           Delaware Management Holdings, Inc. and Delaware Capital Management, Inc; and Director of Delaware
                           International Advisers Ltd.

                           Board of Directors, Chairman of Finance Committee, Keystone Insurance Company since 1989, 2040 Market
                           Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, Mid Atlantic, Inc. since
                           1989, 2040 Market Street, Philadelphia, PA


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)



Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Paul E. Suckow             Executive Vice President/Chief Investment Officer, Fixed Income of Delaware Management Company, Inc.,
                           the Registrant and each of the other funds in the Delaware Group; Executive Vice President/Chief
                           Investment Officer and Director of Founders Holdings, Inc.; Senior Vice President/Chief Investment
                           Officer, Fixed Income of Delaware Management Holdings, Inc.; Senior Vice President of Delaware Capital
                           Management, Inc.; and Director of Founders CBO Corporation

                           Director of HYPPCO Finance Company Ltd.


David K. Downes            Senior Vice President, Chief Administrative Officer and Chief Financial Officer of Delaware Management
                           Company, Inc., the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware Management Trust Company; Executive Vice President and Chief Operating Officer, Chief
                           Administrative Officer, Chief Financial Officer and Treasurer of Delaware Management Holdings, Inc.;
                           Senior Vice President, Chief Financial Officer, Treasurer and Director of DMH Corp.; Senior Vice
                           President and Chief Administrative Officer of Delaware Distributors, L.P.; Senior Vice President, Chief
                           Administrative Officer and Director of Delaware Distributors, Inc.; Senior Vice President, Chief
                           Administrative Officer, Chief Financial Officer and Director of Delaware Service Company, Inc.; Chief
                           Financial Officer and Director of Delaware International Holdings Ltd.; Senior Vice President, Chief
                           Financial Officer and Treasurer of Delaware Capital Management, Inc.; Senior Vice President, Chief
                           Financial Officer and Director of Founders Holdings, Inc.; Chief Executive Officer and Director of
                           Delaware Investment & Retirement Services, Inc.; and Director of Delaware International Advisers Ltd.

                           Chief Executive Officer, Chief Financial Officer and Treasurer of Forewarn, Inc. since 1992, 8 Clayton
                           Place, Newtown Square, PA





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
George M. Chamberlain, Jr. Senior Vice President, Secretary and Director of Delaware Management Company, Inc., DMH Corp., Delaware
                           Distributors, Inc., Delaware Service Company, Inc., Founders Holdings, Inc., Delaware Capital
                           Management, Inc. and Delaware Investment & Retirement Services, Inc.; Senior Vice President and
                           Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P.
                           and Delaware Management Holdings, Inc.; Executive Vice President, Secretary and Director of Delaware
                           Management Trust Company; Secretary and Director of Delaware International Holdings Ltd.; and Director
                           of Delaware International Advisers Ltd.

Richard J. Flannery        Managing Director/Corporate Tax & Affairs of Delaware Management Company, Inc., Delaware Management
                           Holdings, Inc., DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                           Company, Inc., Delaware Management Trust Company, Founders CBO Corporation, Delaware Capital
                           Management, Inc. and Delaware Investment & Retirement Services, Inc.; Vice President of the Registrant
                           and each of the other funds in the Delaware Group; Managing Director/Corporate Tax & Affairs and
                           Director of Founders Holdings, Inc.; Managing Director and Director of Delaware International Holdings
                           Ltd.; and Director of Delaware International Advisers Ltd.

                           Director of HYPPCO Finance Company Ltd.

                           Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of
                           Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)       Vice President and Treasurer of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware Service
                           Company, Inc. and Founders Holdings, Inc.; Assistant Treasurer of Founders CBO Corporation; and Vice
                           President and Manager of Investment Accounting of Delaware International Holdings Ltd.





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
------------------         -----------------------------------------------
Eric E. Miller             Vice President and Assistant Secretary of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                           Distributors, L.P., Delaware Distributors Inc., Delaware Service Company, Inc., Delaware Management
                           Trust Company, Founders Holdings, Inc., Delaware Capital Management, Inc. and Delaware Investment &
                           Retirement Services, Inc.

Richelle S. Maestro        Vice President and Assistant Secretary of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., Delaware Distributors, L.P.,
                           Delaware Distributors, Inc., Delaware Service Company, Inc., DMH Corp., Delaware Management Trust
                           Company, Delaware Capital Management, Inc., Delaware Investment & Retirement Services, Inc. and
                           Founders Holdings, Inc.; Secretary of Founders CBO Corporation; and Assistant Secretary of Delaware
                           International Holdings Ltd.

                           General Partner of Tri-R Associates since 1989, 10001 Sandmeyer Ln., Philadelphia, PA


Joseph H. Hastings         Vice President/Corporate Controller of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware
                           Distributors, L.P., Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Capital
                           Management, Inc., Founders Holdings, Inc. and Delaware International Holdings Ltd.; Executive Vice
                           President, Chief Financial Officer and Treasurer of Delaware Management Trust Company; Chief Financial
                           Officer and Treasurer of Delaware Investment & Retirement Services, Inc.; and Assistant Treasurer of
                           Founders CBO Corporation

Bruce A. Ulmer             Vice President/Director of Internal Audit of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp. and Delaware
                           Management Trust Company; and Vice President/Internal Audit of Delaware Investment & Retirement
                           Services, Inc.

*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
-----------------------    -------------------------------------------------------------------------------------
Steven T. Lampe(2)         Vice President/Taxation of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings, Inc., DMH Corp., Delaware Distributors, L.P.,
                           Delaware Distributors, Inc., Delaware Service Company, Inc., Delaware Management Trust Company,
                           Founders Holdings, Inc., Founders CBO Corporation, Delaware Capital Management, Inc. and Delaware
                           Investment & Retirement Services, Inc.

Lisa O. Brinkley           Vice President/Compliance of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware Distributors, L.P., Delaware Distributors, Inc., Delaware
                           Service Company, Inc., Delaware Management Trust Company, Delaware Capital Management, Inc. and
                           Delaware Investment & Retirement Services, Inc.

Rosemary E. Milner         Vice President/Legal of Delaware Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware Distributors, Inc.

Douglas L. Anderson        Vice President/Operations of Delaware Management Company, Inc., Delaware Investment and Retirement
                           Services, Inc. and Delaware Service Company, Inc.; and Vice President/Operations and Director of
                           Delaware Management Trust Company

Michael T. Taggart         Vice President/Facilities Management and Administrative Services of Delaware Management Company, Inc.

Gerald T. Nichols          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                           President of Founders Holdings, Inc.; and Treasurer, Assistant Secretary and Director of Founders CBO
                           Corporation

J. Michael Pokorny         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group




*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
-----------------------    -------------------------------------------------------------------------------------
Gary A. Reed               Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                           Management, Inc.

Paul A. Matlack            Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                           President of Founders Holdings, Inc.; and President and Director of Founders CBO Corporation

Patrick P. Coyne           Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                           Management, Inc.

Roger A. Early             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant, each of the tax-exempt funds and the fixed income funds in the Delaware Group

Edward N. Antoian          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant, each of the equity funds in the Delaware Group and Delaware Capital Management, Inc.

                           General Partner of Zeke Investment Partners since 1991, 569 Canterbury Lane, Berwyn, PA

George H. Burwell          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

John B. Fields             Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant, each of the equity funds in the Delaware Group and Delaware Capital Management, Inc.

David C. Dalrymple         Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group

Gerald S. Frey(3)          Vice President/Senior Portfolio Manager of Delaware Management Company, Inc., the Registrant and each of the equity funds in the Delaware Group





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal         Positions and Offices with the Manager and its
Business Address*          Affiliates and Other Positions and Offices Held
-----------------------    -------------------------------------------------------------------------------------
Faye P. Staples(4)         Vice President/Human Resources of Delaware Management Company, Inc., Delaware Distributors, L.P. and
                           Delaware Distributors, Inc.; and Vice President/Director of Human Resources of Delaware Service
                           Company, Inc.



1 VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
2        TAX MANAGER, Price Waterhouse prior to October 1995.
3        SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June
         1996.
4        VICE PRESIDENT/HUMAN RESOURCES, Nova Care prior to September 1995.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.


Item 29.         Principal Underwriters.

        (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

        (b) Information with respect to each director, officer or partner of principal underwriter:


Name and Principal                   Positions and Offices                      Positions and Offices
Business Address*                    with Underwriter                           with Registrant
--------------------                 ----------------------                     ----------------------
Delaware Distributors, Inc.          General Partner                            None

Delaware Management
Company, Inc.                        Limited Partner                            Investment Manager

Delaware Capital
Management, Inc.                     Limited Partner                            None

Winthrop S. Jessup                   Vice Chairman                              Executive Vice President

Bruce D. Barton                      President and Chief                        None
                                     Executive Officer

David K. Downes                      Senior Vice President and                  Senior Vice President/Chief
                                     Chief Administrative Officer               Administrative Officer/Chief
                                                                                Financial Officer



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                   Positions and Offices                      Positions and Offices
Business Address*                    with Underwriter                           with Registrant
------------------                   ---------------------                      ---------------------
George M. Chamberlain, Jr.           Senior Vice President/                     Senior Vice President/
                                     Secretary                                  Secretary

J. Lee Cook                          Senior Vice President/                     None
                                     Eastern Sales Division

Thomas E. Sawyer                     Senior Vice President/                     None
                                     Western Sales Division

Stephen H. Slack                     Senior Vice President/                     None
                                     Wholesaler

William F. Hostler                   Senior Vice President/                     None
                                     Marketing Services

Dana B. Hall                         Senior Vice President/                     None
                                     Key Accounts

J. Chris Meyer                       Senior Vice President/                     None
                                     Product Development

Richard J. Flannery                  Managing Director/Corporate                Vice President
                                     & Tax Affairs

Eric E. Miller                       Vice President/                            Vice President/
                                     Assistant Secretary                        Assistant Secretary

Richelle S. Maestro                  Vice President/                            Vice President/
                                     Assistant Secretary                        Assistant Secretary

Michael P. Bishof                    Vice President/Treasurer                   Vice President/Treasurer

Steven T. Lampe                      Vice President/Taxation                    Vice President/Taxation





*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)

Name and Principal                   Positions and Offices                      Positions and Offices
Business Address*                    with Underwriter                           with Registrant
------------------                   ---------------------                      ---------------------
Joseph H. Hastings                   Vice President/                            Vice President/
                                     Corporate Controller                       Corporate Controller

Lisa O. Brinkley                     Vice President/                            Vice President/
                                     Compliance                                 Compliance

Rosemary E. Milner                   Vice President/Legal                       Vice President/Legal

Susan J. Black                       Vice President/                            None
                                     Manager Key Accounts

Thomas Kennett                       Vice President/Marketing                   None


Daniel H. Carlson                    Vice President/                            None
                                     Marketing Manager

Diane M. Anderson                    Vice President/                            None
                                     Retirement Services

Denise F. Guerriere                  Vice President/Client Services             None

Julia R. Vander Els                  Vice President/                            None
                                     Client Services

Jerome J. Alrutz                     Vice President/                            None
                                     Client Services

Joanne A. Mettenheimer               Vice President/                            None
                                     National Accounts

Christopher H. Price                 Vice President/Annuity                     None
                                     Marketing & Administration

Steven J. DeAngelis                  Vice President/                            None
                                     Product Development

Susan T. Friestedt                   Vice President/                            None
                                     Customer Service

Dinah J. Huntoon                     Vice President/                            None
                                     Product Management


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                   Positions and Offices                      Positions and Offices
Business Address*                    with Underwriter                           with Registrant
------------------                   ---------------------                      ---------------------
Soohee Zebedee                       Vice President/Fixed Income                None
                                     Product Management

Ellen M. Krott                       Vice President/                            None
                                     Communications

Holly W. Riemel                      Vice President/                            None
                                     Telemarketing

Terrence L. Bussard                  Vice President/Wholesaler                  None

William S. Carroll                   Vice President/Wholesaler                  None

William S. Castetter                 Vice President/Wholesaler                  None

Thomas J. Chadie                     Vice President/Wholesaler                  None

Thomas C. Gallagher                  Vice President/Wholesaler                  None

Douglas R. Glennon                   Vice President/Wholesaler                  None

William M. Kimbrough                 Vice President/Wholesaler                  None

Mac McAuliffe                        Vice President/Wholesaler                  None

Patrick L. Murphy                    Vice President/Wholesaler                  None

Henry W. Orvin                       Vice President/Wholesaler                  None

Philip G. Rickards                   Vice President/Wholesaler                  None

Elizabeth Roman                      Vice President/Wholesaler                  None

Michael W. Rose                      Vice President/Wholesaler                  None

Edward  B. Sheridan                  Vice President/Wholesaler                  None

Robert E. Stansbury                  Vice President/Wholesaler                  None

Larry D. Stone                       Vice President/Wholesaler                  None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Name and Principal                   Positions and Offices                      Positions and Offices
Business Address*                    with Underwriter                           with Registrant
------------------                   ---------------------                      ---------------------
Faye P. Staples                      Vice President/Human Resources             None

John Wells                           Vice President/Marketing                   None
                                     Technology

*Business address of each is 1818 Market Street, Philadelphia, PA 19103

         (c)     Not Applicable.

Item 30. Location of Accounts and Records.

         All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.

Item 31.         Management Services.  None.

Item 32.         Undertakings.

         (a)     Not Applicable.

         (b)     Not Applicable.

         (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

         (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 22nd day of November, 1996.
                               DELAWARE GROUP GLOBAL & INTERNATIONAL FUNDS, INC.


                                             By/s/Wayne A. Stork
                                               --------------------------------
                                                  Wayne A. Stork
                                         Chairman of the Board, President,
                                        Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                    Signature                                           Title                                  Date
-----------------------------------------------    -----------------------------------------------    ----------------------
                                                   Chairman of the Board, President,
/s/Wayne A. Stork                                  Chief Executive Officer and Director                        November 22, 1996
-------------------------------------
Wayne A. Stork
                                                   Senior Vice President/Chief Financial
                                                   Officer/Chief Administrative Officer
                                                   (Principal Financial Officer and
/s/David K. Downes                                 Principal Accounting Officer)                               November 22, 1996
------------------------------------
David K. Downes

/s/Walter P. Babich                *               Director                                                    November 22, 1996
------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                *               Director                                                    November 22, 1996
------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                    *               Director                                                    November 22, 1996
------------------------------------
Ann R. Leven

/s/W. Thacher Longstreth           *               Director                                                    November 22, 1996
------------------------------------
W. Thacher Longstreth

/s/Charles E. Peck                 *               Director                                                    November 22 , 1996
------------------------------------
Charles E. Peck



                        *By/s/Wayne A. Stork
                           ---------------------------------
                              Wayne A. Stork
                       as Attorney-in-Fact for
                    each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC  20549









                                    Exhibits

                                       to

                                   Form N-1A














          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                               INDEX TO EXHIBITS




Exhibit No.             Exhibit
-----------             -------
EX-99.B8A               Executed Custodian Agreement (May 1, 1996) on behalf of each Series
(Module Name
CHASE_CUST_AGR)


EX-99.B9A               Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the
                        Registrant on behalf of the International Equity Series

EX-99.B9B               Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the
                        Registrant on behalf of the Global Assets Series (formerly Global Total Return Series)

EX-99.B9C               Shareholders Services Agreement (October 25, 1991) between Delaware Service Company, Inc. and the
                        Registrant on behalf of the Global Bond Series (formerly Global Income Series)

EX-99.B9E               Executed Delaware Group of Funds Fund Accounting Agreement between Delaware Service Company, Inc. and the Registrant (August 19, 1996)

EX-99.B9E(I)            Executed Amendment No. 1 (September 30, 1996) to Schedule A to Delaware Group of Funds Fund Accounting
                        Agreement

EX-99.B11               Consent of Auditors


EX-99.B16B              Schedules of Computation for each Performance Quotation for periods not previously electronically filed

EX-27                   Financial Data Schedules
(Exhibit 17)